UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  August 31

Date of reporting period:  February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Emerging Markets Bond Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Emerging Markets Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Emerging Markets Bond Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.

Portfolio management
Adrian Hilton
Lead Portfolio Manager
Managed Fund since 2020
Christopher Cooke
Portfolio Manager
Managed Fund since 2017

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	6.62	9.14	0.26	2.11
	Including sales charges		1.52	3.91	-0.71	1.62
Advisor Class		03/19/13	6.75	9.40	0.53	2.37
Class C	Excluding sales charges	02/16/06	6.28	8.38	-0.48	1.35
	Including sales charges		5.28	7.38	-0.48	1.35
Institutional Class		09/27/10	6.86	9.51	0.53	2.38
Institutional 2 Class		11/08/12	6.82	9.56	0.66	2.53
Institutional 3 Class		11/08/12	6.96	9.73	0.72	2.58
Class R		11/16/11	6.49	8.86	0.03	1.86
JPMorgan Emerging Markets Bond Index-Global			5.66	8.99	0.84	2.78
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at February 29, 2024)
AA rating	7.5
A rating	9.0
BBB rating	35.1
BB rating	20.8
B rating	19.4
CCC rating	2.0
CC rating	3.4
C rating	0.5
Not rated	2.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at February 29, 2024)
Angola	1.8
Argentina	2.0
Azerbaijan	0.2
Bahrain	1.5
Brazil	1.0
Chile	2.6
China	0.1
Colombia	5.8
Costa Rica	0.2
Dominican Republic	1.8
Ecuador	1.1
Egypt	2.8
Guatemala	0.3
Hungary	1.1
India	1.5
Country breakdown (%) (at February 29, 2024)
Indonesia	6.5
Isle of Man	0.2
Ivory Coast	2.0
Jersey	1.1
Jordan	1.1
Kazakhstan	2.7
Macau	0.6
Malaysia	0.5
Mexico	10.2
Mongolia	0.4
Morocco	0.5
Netherlands	0.5
Nigeria	1.2
Oman	1.2
Pakistan	0.6
Panama	2.9
Paraguay	1.7
Peru	2.1
Philippines	1.1
Qatar	4.6
Romania	1.2
Russian Federation	0.6
Saudi Arabia	6.2
Serbia	0.3
South Africa	2.4
South Korea	0.1
Sri Lanka	0.5
Turkey	4.4
Ukraine	1.0
United Arab Emirates	3.7
United States(a)	12.2
Venezuela	1.1
Virgin Islands	0.5
Zambia	0.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,066.20	1,019.29	5.75	5.62	1.12
Advisor Class	1,000.00	1,000.00	1,067.50	1,020.54	4.47	4.37	0.87
Class C	1,000.00	1,000.00	1,062.80	1,015.51	9.64	9.42	1.88
Institutional Class	1,000.00	1,000.00	1,068.60	1,020.49	4.53	4.42	0.88
Institutional 2 Class	1,000.00	1,000.00	1,068.20	1,021.13	3.86	3.77	0.75
Institutional 3 Class	1,000.00	1,000.00	1,069.60	1,021.38	3.60	3.52	0.70
Class R	1,000.00	1,000.00	1,064.90	1,018.05	7.03	6.87	1.37
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	3,600,000	285,986
Colombia 0.8%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,158,260
03/25/2029	6.250%	1,260,000	1,221,491
03/25/2029	6.250%	180,000	174,499
Total			2,554,250
India 0.3%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,134,000	976,639
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	489,006
Jersey 1.1%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,445,260
09/30/2040	2.940%	2,487,698	1,985,484
Total			3,430,744
Jordan 1.1%
Jordan Government International Bond(a)
01/13/2029	7.500%	3,526,000	3,477,652
Macau 0.6%
Sands China Ltd.(c)
06/18/2030	4.625%	2,100,000	1,910,184
Netherlands 0.5%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,000,000	1,442,142
Peru 0.1%
Hunt Oil Co of Peru LLC Sucursal Del Peru(a)
09/18/2033	8.550%	266,000	281,906
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	1,020,126
Saudi Arabia 0.4%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	1,100,000	1,114,591
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Korea 0.1%
LG Chem Ltd.(a)
07/07/2026	1.375%	200,000	182,050
SK Hynix Inc(a)
01/17/2026	6.250%	212,000	214,048
Total			396,098
United States 0.5%
Sasol Financing USA LLC
03/18/2031	5.500%	1,800,000	1,493,140
Virgin Islands 0.5%
Studio City Finance Ltd.(a)
01/15/2029	5.000%	1,560,000	1,365,219
Total Corporate Bonds & Notes (Cost $22,278,644)			20,237,683

Foreign Government Obligations(d),(e) 81.0%

Angola 1.8%
Angolan Government International Bond(a)
11/26/2029	8.000%	3,600,000	3,202,676
05/08/2048	9.375%	2,743,000	2,243,367
Total			5,446,043
Argentina 2.0%
Argentine Republic Government International Bond(c)
07/09/2035	1.500%	16,000,000	5,920,004
07/09/2046	1.750%	610,000	236,375
Total			6,156,379
Azerbaijan 0.2%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	637,000	536,207
Bahrain 1.5%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,443,000	2,172,291
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,465,064
Total			4,637,355
Brazil 1.0%
Brazilian Government International Bond
06/12/2030	3.875%	1,767,000	1,582,745
01/27/2045	5.000%	1,000,000	795,119
02/21/2047	5.625%	767,000	652,744
Total			3,030,608
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 2.6%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,086,956
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%		4,083,000	4,037,125
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		2,143,000	2,181,792
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%		613,000	611,087
Total				7,916,960
Colombia 5.0%
Colombia Government International Bond
01/28/2026	4.500%		1,500,000	1,460,368
01/30/2030	3.000%		8,426,000	6,913,383
04/15/2031	3.125%		4,768,000	3,770,549
04/22/2032	3.250%		1,652,000	1,272,787
11/14/2035	8.000%		418,000	434,773
Ecopetrol SA
01/19/2036	8.375%		1,366,000	1,369,910
Total				15,221,770
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%		515,000	542,085
Dominican Republic 1.7%
Dominican Republic International Bond(a)
01/30/2030	4.500%		2,489,000	2,259,464
09/23/2032	4.875%		1,288,000	1,147,444
04/30/2044	7.450%		700,000	734,703
06/05/2049	6.400%		1,300,000	1,216,121
Total				5,357,732
Ecuador 1.1%
Ecuador Government International Bond(a),(c)
07/31/2030	6.000%		3,500,000	2,135,382
07/31/2035	3.500%		1,238,647	590,547
07/31/2040	2.500%		1,635,182	714,700
Total				3,440,629
Egypt 2.7%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	1,700,000	1,509,639
05/29/2032	7.625%		3,506,000	2,980,359
09/30/2033	7.300%		3,600,000	2,935,805
02/21/2048	7.903%		1,252,000	937,266
Total				8,363,069
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Guatemala 0.3%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	649,013
06/01/2050	6.125%		357,000	325,363
Total				974,376
Hungary 1.1%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,885,000	2,255,230
09/21/2051	3.125%		1,700,000	1,059,941
Total				3,315,171
India 1.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		3,900,000	3,493,434
Indonesia 6.4%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		4,400,000	4,097,133
Indonesia Government International Bond
09/18/2029	3.400%		5,000,000	4,608,336
10/30/2049	3.700%		2,000,000	1,534,864
03/31/2052	4.300%		555,000	468,213
Indonesia Government International Bond(a)
01/15/2045	5.125%		2,300,000	2,240,622
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,181,857
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,102,920
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		3,000,000	2,475,320
Total				19,709,265
Ivory Coast 2.0%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	4,049,000	3,944,006
06/15/2033	6.125%		700,000	613,632
01/30/2037	8.250%		1,500,000	1,464,778
Total				6,022,416
Kazakhstan 2.7%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		3,742,000	3,617,141
04/24/2030	5.375%		3,287,000	3,190,332
04/19/2047	5.750%		1,600,000	1,366,988
Total				8,174,461
Malaysia 0.5%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,642,880
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 10.1%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,653,000	3,807,264
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,509,247
Mexico Government International Bond
04/16/2030	3.250%		9,394,000	8,309,304
01/15/2047	4.350%		1,800,000	1,387,451
02/10/2048	4.600%		1,600,000	1,264,651
05/07/2054	6.400%		2,220,000	2,190,367
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	2,169,515
01/28/2031	5.950%		2,289,000	1,780,852
02/16/2032	6.700%		1,382,000	1,113,722
02/07/2033	10.000%		898,000	872,041
01/23/2045	6.375%		4,800,000	2,971,331
01/23/2050	7.690%		2,264,000	1,558,530
Total				30,934,275
Mongolia 0.4%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	353,044
07/07/2031	4.450%		1,100,000	920,660
Total				1,273,704
Morocco 0.5%
OCP SA(a)
06/23/2051	5.125%		2,000,000	1,477,942
Nigeria 1.2%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,100,000	963,729
09/28/2033	7.375%		1,945,000	1,632,179
11/28/2047	7.625%		1,300,000	1,005,132
Total				3,601,040
Oman 1.2%
Oman Government International Bond(a)
01/25/2031	6.250%		1,339,000	1,370,494
01/17/2048	6.750%		2,362,000	2,374,543
Total				3,745,037
Pakistan 0.6%
Pakistan Government International Bond(a)
09/30/2025	8.250%		419,000	371,868
12/05/2027	6.875%		1,000,000	766,268
04/08/2031	7.375%		1,078,000	765,953
Total				1,904,089
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 2.9%
Panama Government International Bond
03/16/2025	3.750%	900,000	877,569
03/01/2031	7.500%	1,026,000	1,052,254
09/29/2032	2.252%	3,200,000	2,241,805
01/19/2033	3.298%	2,186,000	1,649,973
02/14/2035	6.400%	919,000	848,608
01/31/2036	6.875%	1,304,000	1,233,060
01/19/2063	4.500%	1,583,000	981,863
Total			8,885,132
Paraguay 1.7%
Paraguay Government International Bond(a)
06/28/2033	3.849%	920,000	794,704
08/11/2044	6.100%	3,700,000	3,513,109
03/30/2050	5.400%	925,000	794,674
Total			5,102,487
Peru 2.0%
Peruvian Government International Bond
01/15/2034	3.000%	3,786,000	3,077,974
11/18/2050	5.625%	3,099,000	3,067,075
Total			6,145,049
Philippines 1.1%
Philippine Government International Bond
07/06/2046	3.200%	4,650,000	3,310,582
Qatar 4.5%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	911,733
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	696,512
03/14/2029	4.000%	4,700,000	4,574,571
04/23/2048	5.103%	4,519,000	4,355,584
04/16/2050	4.400%	1,276,000	1,116,629
Qatar Petroleum(a)
07/12/2031	2.250%	2,763,000	2,297,428
Total			13,952,457
Romania 1.2%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,125,125
02/14/2051	4.000%	2,400,000	1,660,273
Total			3,785,398
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	1,383,000	785,176
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Arabia 5.8%
Gaci First Investment Co.(a)
02/14/2035	4.875%		2,900,000	2,747,006
02/14/2053	5.125%		4,913,000	4,225,187
KSA Sukuk Ltd.(a)
10/29/2029	2.969%		1,400,000	1,259,016
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		1,497,000	1,253,197
Saudi Government International Bond(a)
01/21/2055	3.750%		5,300,000	3,747,196
01/21/2055	3.750%		3,200,000	2,262,458
02/02/2061	3.450%		3,500,000	2,287,045
Total				17,781,105
Serbia 0.2%
Serbia International Bond(a)
12/01/2030	2.125%		965,000	760,318
South Africa 2.4%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%		2,300,000	2,289,656
Republic of South Africa Government Bond
02/28/2048	8.750%	ZAR	94,591,861	3,561,131
Republic of South Africa Government International Bond
09/30/2049	5.750%		934,000	679,466
04/20/2052	7.300%		1,000,000	868,497
Total				7,398,750
Sri Lanka 0.5%
Sri Lanka Government International Bond(a),(b)
11/03/2025	0.000%		500,000	276,634
03/14/2029	0.000%		1,000,000	532,206
03/28/2030	0.000%		1,300,000	691,383
Total				1,500,223
Turkey 4.4%
Turkey Government International Bond
04/14/2026	4.250%		1,350,000	1,293,390
03/25/2027	6.000%		2,000,000	1,960,231
02/17/2028	5.125%		4,900,000	4,609,806
03/14/2029	9.375%		800,000	868,384
04/26/2029	7.625%		2,400,000	2,442,920
05/30/2040	6.750%		760,000	672,249
Turkiye Government International Bond
03/13/2030	5.250%		1,723,000	1,546,453
Total				13,393,433
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 1.0%
Ukraine Government International Bond(a),(b)
09/01/2028	7.750%	7,000,000	1,992,450
05/21/2031	6.876%	3,810,000	959,120
Total			2,951,570
United Arab Emirates 3.7%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	1,735,464
04/16/2050	3.875%	385,000	305,779
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,512,378
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,500,000	1,475,292
DP World Ltd.(a)
09/25/2048	5.625%	1,000,000	935,587
DP World PLC(a)
07/02/2037	6.850%	3,600,000	3,891,674
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,332,644
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	205,000	193,330
Total			11,382,148
Venezuela 1.1%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	22,627,059	2,278,625
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	7,500,000	1,115,386
Total			3,394,011
Zambia 0.3%
Zambia Government International Bond(a),(b)
04/14/2024	8.500%	1,200,000	815,775
Total Foreign Government Obligations (Cost $290,703,227)			248,260,541

Money Market Funds 11.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(f),(g)	35,662,486	35,655,353
Total Money Market Funds (Cost $35,655,249)		35,655,353
Total Investments in Securities (Cost $348,637,120)		304,153,577
Other Assets & Liabilities, Net		2,443,520
Net Assets		$306,597,097
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,776,981 EUR	6,250,317 USD	Citi	03/26/2024	795	—
97,979,057 MXN	5,714,261 USD	Goldman Sachs International	03/26/2024	—	(13,466)
Total				795	(13,466)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $165,346,610, which represents 53.93% of total net assets.

(b)	Represents a security in default.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	47,082,778	104,515,291	(115,939,073)	(3,643)	35,655,353	2,991	923,324	35,662,486
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	20,237,683	—	20,237,683
Foreign Government Obligations	—	248,260,541	—	248,260,541
Money Market Funds	35,655,353	—	—	35,655,353
Total Investments in Securities	35,655,353	268,498,224	—	304,153,577
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	795	—	795
Liability
Forward Foreign Currency Exchange Contracts	—	(13,466)	—	(13,466)
Total	35,655,353	268,485,553	—	304,140,906
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $312,981,871)	$268,498,224
Affiliated issuers (cost $35,655,249)	35,655,353
Cash	48,336
Foreign currency (cost $1,400,302)	1,395,503
Unrealized appreciation on forward foreign currency exchange contracts	795
Receivable for:
Capital shares sold	2,419,223
Dividends	162,460
Interest	3,419,636
Foreign tax reclaims	7,732
Prepaid expenses	5,273
Other assets	27,605
Total assets	311,640,140
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	13,466
Payable for:
Investments purchased	3,380,669
Capital shares redeemed	1,524,188
Management services fees	5,007
Distribution and/or service fees	403
Transfer agent fees	14,841
Compensation of chief compliance officer	26
Compensation of board members	1,722
Other expenses	17,147
Deferred compensation of board members	85,574
Total liabilities	5,043,043
Net assets applicable to outstanding capital stock	$306,597,097
Represented by
Paid in capital	414,830,964
Total distributable earnings (loss)	(108,233,867)
Total - representing net assets applicable to outstanding capital stock	$306,597,097
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$27,312,661
Shares outstanding	2,942,232
Net asset value per share	$9.28
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.74
Advisor Class
Net assets	$1,252,389
Shares outstanding	134,630
Net asset value per share	$9.30
Class C
Net assets	$1,105,003
Shares outstanding	119,969
Net asset value per share	$9.21
Institutional Class
Net assets	$68,047,374
Shares outstanding	7,319,874
Net asset value per share	$9.30
Institutional 2 Class
Net assets	$45,286,988
Shares outstanding	4,874,325
Net asset value per share	$9.29
Institutional 3 Class
Net assets	$149,802,995
Shares outstanding	16,113,904
Net asset value per share	$9.30
Class R
Net assets	$13,789,687
Shares outstanding	1,485,997
Net asset value per share	$9.28
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$923,324
Interest	7,557,295
Interfund lending	781
Foreign taxes withheld	(18,548)
Total income	8,462,852
Expenses:
Management services fees	805,297
Distribution and/or service fees
Class A	33,548
Class C	5,838
Class R	34,304
Transfer agent fees
Class A	24,120
Advisor Class	1,141
Class C	1,050
Institutional Class	31,620
Institutional 2 Class	12,382
Institutional 3 Class	4,590
Class R	12,335
Custodian fees	18,046
Printing and postage fees	9,572
Registration fees	51,145
Accounting services fees	15,915
Legal fees	8,636
Compensation of chief compliance officer	26
Compensation of board members	7,083
Deferred compensation of board members	5,485
Other	9,207
Total expenses	1,091,340
Expense reduction	(2)
Total net expenses	1,091,338
Net investment income	7,371,514
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,214,550)
Investments — affiliated issuers	2,991
Foreign currency translations	9,583
Forward foreign currency exchange contracts	(90,297)
Net realized loss	(8,292,273)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,122,216
Investments — affiliated issuers	(3,643)
Foreign currency translations	(5,653)
Forward foreign currency exchange contracts	(20,355)
Foreign capital gains tax	2,284
Net change in unrealized appreciation (depreciation)	19,094,849
Net realized and unrealized gain	10,802,576
Net increase in net assets resulting from operations	$18,174,090
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$7,371,514	$14,847,750
Net realized loss	(8,292,273)	(16,802,724)
Net change in unrealized appreciation (depreciation)	19,094,849	15,322,085
Net increase in net assets resulting from operations	18,174,090	13,367,111
Distributions to shareholders
Net investment income and net realized gains
Class A	(749,195)	(1,368,336)
Advisor Class	(36,118)	(65,338)
Class C	(28,513)	(61,294)
Institutional Class	(1,134,142)	(1,880,246)
Institutional 2 Class	(1,269,128)	(2,083,914)
Institutional 3 Class	(4,423,326)	(8,880,547)
Class R	(366,654)	(662,314)
Total distributions to shareholders	(8,007,076)	(15,001,989)
Increase (decrease) in net assets from capital stock activity	7,635,970	(10,576,915)
Total increase (decrease) in net assets	17,802,984	(12,211,793)
Net assets at beginning of period	288,794,113	301,005,906
Net assets at end of period	$306,597,097	$288,794,113
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	322,579	2,922,809	1,017,525	9,006,889
Distributions reinvested	80,701	726,283	149,076	1,322,316
Shares redeemed	(530,110)	(4,767,899)	(1,473,922)	(13,067,425)
Net decrease	(126,830)	(1,118,807)	(307,321)	(2,738,220)
Advisor Class
Shares sold	11,269	102,589	85,117	766,368
Distributions reinvested	4,009	36,118	7,371	65,338
Shares redeemed	(57,606)	(498,116)	(109,203)	(963,309)
Net decrease	(42,328)	(359,409)	(16,715)	(131,603)
Class C
Shares sold	3,978	36,274	19,757	176,605
Distributions reinvested	3,183	28,434	6,968	61,294
Shares redeemed	(20,003)	(181,793)	(97,127)	(853,186)
Net decrease	(12,842)	(117,085)	(70,402)	(615,287)
Institutional Class
Shares sold	3,961,244	36,446,880	761,782	6,813,623
Distributions reinvested	124,742	1,128,387	210,377	1,867,335
Shares redeemed	(439,266)	(3,972,153)	(1,897,677)	(16,915,498)
Net increase (decrease)	3,646,720	33,603,114	(925,518)	(8,234,540)
Institutional 2 Class
Shares sold	821,045	7,414,297	993,748	8,886,440
Distributions reinvested	140,769	1,268,413	234,524	2,082,197
Shares redeemed	(702,574)	(6,355,026)	(1,165,687)	(10,336,921)
Net increase	259,240	2,327,684	62,585	631,716
Institutional 3 Class
Shares sold	2,830,276	26,064,836	621,049	5,554,093
Distributions reinvested	490,577	4,420,885	999,451	8,880,308
Shares redeemed	(6,197,294)	(56,362,371)	(1,400,138)	(12,521,452)
Net increase (decrease)	(2,876,441)	(25,876,650)	220,362	1,912,949
Class R
Shares sold	20,139	178,840	78,465	702,673
Distributions reinvested	40,752	366,632	74,700	662,272
Shares redeemed	(152,659)	(1,368,349)	(312,358)	(2,766,875)
Net decrease	(91,768)	(822,877)	(159,193)	(1,401,930)
Total net increase (decrease)	755,751	7,635,970	(1,196,202)	(10,576,915)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

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Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$8.95	0.23	0.35	0.58	(0.25)	(0.25)
Year Ended 8/31/2023	$9.00	0.43	(0.05)	0.38	(0.43)	(0.43)
Year Ended 8/31/2022	$11.59	0.37	(2.59)	(2.22)	(0.37)	(0.37)
Year Ended 8/31/2021	$11.31	0.40	0.20	0.60	(0.32)	(0.32)
Year Ended 8/31/2020	$11.29	0.45	(0.08)	0.37	(0.35)	(0.35)
Year Ended 8/31/2019	$10.74	0.59	0.39	0.98	(0.43)	(0.43)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$8.97	0.24	0.35	0.59	(0.26)	(0.26)
Year Ended 8/31/2023	$9.01	0.45	(0.03)	0.42	(0.46)	(0.46)
Year Ended 8/31/2022	$11.61	0.40	(2.61)	(2.21)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.33	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.31	0.51	(0.11)	0.40	(0.38)	(0.38)
Year Ended 8/31/2019	$10.75	0.61	0.41	1.02	(0.46)	(0.46)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$8.88	0.20	0.35	0.55	(0.22)	(0.22)
Year Ended 8/31/2023	$8.93	0.36	(0.04)	0.32	(0.37)	(0.37)
Year Ended 8/31/2022	$11.51	0.30	(2.59)	(2.29)	(0.29)	(0.29)
Year Ended 8/31/2021	$11.23	0.31	0.21	0.52	(0.24)	(0.24)
Year Ended 8/31/2020	$11.22	0.37	(0.09)	0.28	(0.27)	(0.27)
Year Ended 8/31/2019	$10.67	0.51	0.39	0.90	(0.35)	(0.35)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$8.96	0.24	0.36	0.60	(0.26)	(0.26)
Year Ended 8/31/2023	$9.01	0.45	(0.04)	0.41	(0.46)	(0.46)
Year Ended 8/31/2022	$11.60	0.40	(2.60)	(2.20)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.32	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.38)	(0.38)
Year Ended 8/31/2019	$10.75	0.62	0.39	1.01	(0.46)	(0.46)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$8.96	0.25	0.35	0.60	(0.27)	(0.27)
Year Ended 8/31/2023	$9.00	0.46	(0.03)	0.43	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.41	(2.61)	(2.20)	(0.40)	(0.40)
Year Ended 8/31/2021	$11.31	0.44	0.22	0.66	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.39)	(0.39)
Year Ended 8/31/2019	$10.74	0.63	0.40	1.03	(0.47)	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$9.28	6.62%	1.12%	1.12% (c)	5.19%	19%	$27,313
Year Ended 8/31/2023	$8.95	4.40%	1.14%	1.14%	4.79%	22%	$27,469
Year Ended 8/31/2022	$9.00	(19.53% )	1.12%	1.12%	3.65%	28%	$30,371
Year Ended 8/31/2021	$11.59	5.42%	1.12%	1.12% (c)	3.49%	56%	$43,920
Year Ended 8/31/2020	$11.31	3.40%	1.11% (d)	1.11% (d)	4.13%	175%	$46,632
Year Ended 8/31/2019	$11.29	9.33%	1.11% (d)	1.11% (d)	5.40%	106%	$54,778
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$9.30	6.75%	0.87%	0.87% (c)	5.46%	19%	$1,252
Year Ended 8/31/2023	$8.97	4.77%	0.89%	0.89%	5.07%	22%	$1,587
Year Ended 8/31/2022	$9.01	(19.38% )	0.87%	0.87%	3.88%	28%	$1,745
Year Ended 8/31/2021	$11.61	5.67%	0.87%	0.87% (c)	3.75%	56%	$3,180
Year Ended 8/31/2020	$11.33	3.65%	0.85% (d)	0.85% (d)	4.51%	175%	$4,799
Year Ended 8/31/2019	$11.31	9.69%	0.86% (d)	0.86% (d)	5.51%	106%	$20,141
Class C
Six Months Ended 2/29/2024 (Unaudited)	$9.21	6.28%	1.88%	1.88% (c)	4.44%	19%	$1,105
Year Ended 8/31/2023	$8.88	3.65%	1.89%	1.89%	4.04%	22%	$1,180
Year Ended 8/31/2022	$8.93	(20.19% )	1.87%	1.87%	2.86%	28%	$1,815
Year Ended 8/31/2021	$11.51	4.66%	1.87%	1.87% (c)	2.76%	56%	$4,365
Year Ended 8/31/2020	$11.23	2.55%	1.86% (d)	1.86% (d)	3.39%	175%	$8,881
Year Ended 8/31/2019	$11.22	8.57%	1.86% (d)	1.86% (d)	4.66%	106%	$13,374
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$9.30	6.86%	0.88%	0.88% (c)	5.46%	19%	$68,047
Year Ended 8/31/2023	$8.96	4.66%	0.89%	0.89%	5.04%	22%	$32,918
Year Ended 8/31/2022	$9.01	(19.31% )	0.87%	0.87%	3.91%	28%	$41,413
Year Ended 8/31/2021	$11.60	5.67%	0.87%	0.87% (c)	3.75%	56%	$44,921
Year Ended 8/31/2020	$11.32	3.66%	0.86% (d)	0.86% (d)	4.40%	175%	$51,668
Year Ended 8/31/2019	$11.30	9.60%	0.86% (d)	0.86% (d)	5.65%	106%	$71,443
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$9.29	6.82%	0.75%	0.75%	5.56%	19%	$45,287
Year Ended 8/31/2023	$8.96	4.95%	0.75%	0.75%	5.20%	22%	$41,341
Year Ended 8/31/2022	$9.00	(19.29% )	0.73%	0.73%	4.05%	28%	$40,987
Year Ended 8/31/2021	$11.60	5.90%	0.75%	0.75%	3.86%	56%	$53,660
Year Ended 8/31/2020	$11.31	3.69%	0.73% (d)	0.73% (d)	4.44%	175%	$42,699
Year Ended 8/31/2019	$11.30	9.83%	0.75% (d)	0.75% (d)	5.75%	106%	$35,131
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$8.96	0.25	0.36	0.61	(0.27)	(0.27)
Year Ended 8/31/2023	$9.01	0.47	(0.05)	0.42	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.42	(2.60)	(2.18)	(0.41)	(0.41)
Year Ended 8/31/2021	$11.32	0.45	0.20	0.65	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.50	(0.09)	0.41	(0.39)	(0.39)
Year Ended 8/31/2019	$10.75	0.64	0.39	1.03	(0.48)	(0.48)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$8.95	0.22	0.35	0.57	(0.24)	(0.24)
Year Ended 8/31/2023	$8.99	0.40	(0.03)	0.37	(0.41)	(0.41)
Year Ended 8/31/2022	$11.58	0.35	(2.60)	(2.25)	(0.34)	(0.34)
Year Ended 8/31/2021	$11.30	0.37	0.20	0.57	(0.29)	(0.29)
Year Ended 8/31/2020	$11.29	0.42	(0.09)	0.33	(0.32)	(0.32)
Year Ended 8/31/2019	$10.73	0.56	0.40	0.96	(0.40)	(0.40)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$9.30	6.96%	0.70%	0.70%	5.61%	19%	$149,803
Year Ended 8/31/2023	$8.96	4.88%	0.70%	0.70%	5.25%	22%	$170,183
Year Ended 8/31/2022	$9.01	(19.16% )	0.68%	0.68%	4.11%	28%	$169,057
Year Ended 8/31/2021	$11.60	5.86%	0.69%	0.69%	3.92%	56%	$190,133
Year Ended 8/31/2020	$11.32	3.83%	0.68% (d)	0.68% (d)	4.53%	175%	$184,834
Year Ended 8/31/2019	$11.30	9.79%	0.69% (d)	0.69% (d)	5.83%	106%	$182,472
Class R
Six Months Ended 2/29/2024 (Unaudited)	$9.28	6.49%	1.37%	1.37% (c)	4.94%	19%	$13,790
Year Ended 8/31/2023	$8.95	4.26%	1.39%	1.39%	4.55%	22%	$14,117
Year Ended 8/31/2022	$8.99	(19.75% )	1.37%	1.37%	3.40%	28%	$15,618
Year Ended 8/31/2021	$11.58	5.15%	1.37%	1.37% (c)	3.25%	56%	$21,419
Year Ended 8/31/2020	$11.30	3.05%	1.36% (d)	1.36% (d)	3.87%	175%	$21,748
Year Ended 8/31/2019	$11.29	9.16%	1.36% (d)	1.36% (d)	5.15%	106%	$24,620
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 29, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	795

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	13,466
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 29, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(90,297)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(20,355)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 29, 2024:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	116,424	(134,990)
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 29, 2024:
	Citi ($)	Goldman Sachs International ($)	Total ($)
Assets
Forward foreign currency exchange contracts	795	-	795
Liabilities
Forward foreign currency exchange contracts	-	13,466	13,466
Total financial and derivative net assets	795	(13,466)	(12,671)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	795	(13,466)	(12,671)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.601% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Advisor Class	0.18
Class C	0.18
Institutional Class	0.18
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $2.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $310,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	2,801
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	1.16%	1.16%
Advisor Class	0.91	0.91
Class C	1.91	1.91
Institutional Class	0.91	0.91
Institutional 2 Class	0.79	0.77
Institutional 3 Class	0.74	0.72
Class R	1.41	1.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
348,637,000	3,197,000	(47,693,000)	(44,496,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(13,376,002)	(39,477,118)	(52,853,120)

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $65,415,103 and $44,783,277, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	960,000	5.86	5
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
Middle East and North Africa Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Middle East and North Africa region. These include the risk of local and regional conflicts including terrorist activity, religious, ethnic and/or socio-economic unrest, acts of war or other conflicts in the region and elevated risks of volatile interest rates, excessive inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
upon commodities and international trade may also present additional risks for the Fund. Middle Eastern and North African economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts
Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 29, 2024, affiliated shareholders of record owned 72.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Emerging Markets Bond Fund  | Semiannual Report 2024

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Columbia Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR141_08_P01_(04/24)

Columbia Ultra Short Duration Municipal Bond Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Ultra Short Duration Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment Objective
The Fund seeks to provide shareholders with current income exempt from U.S. federal income tax, consistent with preservation of capital.

Portfolio management
Douglas Rangel, CFA
Lead Portfolio Manager
Managed Fund since 2022
Catherine Stienstra
Portfolio Manager
Managed Fund since 2022

Average annual total returns (%) (for the period ended February 29, 2024)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	05/27/14	1.81	3.14	1.11	0.92
Advisor Class	09/30/09	1.89	3.30	1.32	1.15
Institutional Class*	01/26/22	1.89	3.30	1.32	1.15
Institutional 3 Class*	01/26/22	1.93	3.40	1.47	1.23
Bloomberg 1 Year Municipal Bond Index		2.02	3.53	1.26	1.08
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM). The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Fund’s share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 1 Year Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum rating of Baa.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Quality breakdown (%) (at February 29, 2024)
AAA rating	25.8
AA rating	35.8
A rating	26.5
BBB rating	2.7
Not rated	9.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Top Ten States/Territories (%) (at February 29, 2024)
Texas	17.2
New York	9.8
California	7.4
Virginia	6.0
Massachusetts	6.0
Pennsylvania	4.7
Colorado	4.5
New Jersey	4.0
Florida	3.6
Illinois	3.5
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
4
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.10	1,022.38	2.51	2.51	0.50
Advisor Class	1,000.00	1,000.00	1,018.90	1,023.12	1.76	1.76	0.35
Institutional Class	1,000.00	1,000.00	1,018.90	1,023.12	1.76	1.76	0.35
Institutional 3 Class	1,000.00	1,000.00	1,019.30	1,023.57	1.31	1.31	0.26
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 3.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 3.8%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.750%	250,000	250,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.750%	2,000,000	2,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.750%	1,600,000	1,600,000
Total			3,850,000
Total Floating Rate Notes (Cost $3,850,000)			3,850,000

Municipal Bonds 87.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 1.0%
State of Alaska
Unlimited General Obligation Refunding Bonds
Series 2023A
08/01/2025	5.000%	1,000,000	1,026,598
Arizona 0.5%
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	517,487
California 7.0%
Bay Area Toll Authority(d)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	4.400%	1,750,000	1,750,168
California Infrastructure & Economic Development Bank(c),(e)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 01/30/25)
01/01/2050	3.950%	600,000	599,917
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Series 2018B
05/15/2024	5.000%	1,500,000	1,503,833
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2023A
07/01/2024	5.000%	250,000	251,550
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2018
10/01/2025	5.000%	2,880,000	2,974,689
Total			7,080,157
Colorado 4.5%
City & County of Denver Airport System(c)
Revenue Bonds
Series 2022D
11/15/2024	5.000%	1,000,000	1,009,067
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,059,782
E-470 Public Highway Authority(d)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.908%	2,500,000	2,495,098
Total			4,563,947
Connecticut 2.8%
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure Purposes
Series 2014
09/01/2025	5.000%	2,500,000	2,523,153
Revenue Bonds
Transportation Infrasturucture Purposes
Series 2022A
07/01/2024	5.000%	350,000	351,850
Total			2,875,003
District of Columbia 1.6%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	611,542
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2024	5.000%	1,000,000	1,006,886
Total			1,618,428
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 3.6%
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	868,970
Duval County Public Schools
Certificate of Participation
Series 2022A
07/01/2024	5.000%	1,750,000	1,758,226
Greater Orlando Aviation Authority
Revenue Bonds
Series 2019A
10/01/2024	5.000%	1,000,000	1,006,773
Total			3,633,969
Illinois 3.5%
State of Illinois
Unlimited General Obligation Bonds
Series 2020C
05/01/2024	5.500%	500,000	501,444
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,031,631
Village of Schaumburg
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2024	4.000%	2,000,000	2,005,093
Total			3,538,168
Iowa 1.0%
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	1,000,000	1,021,139
Kentucky 2.5%
Kentucky Public Energy Authority(d)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x SOFR + 1.234% 12/01/2049	4.792%	2,500,000	2,499,400
Louisiana 2.5%
Louisiana Public Facilities Authority(c),(e)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,532,362
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.0%
State of Maryland Department of Transportation
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	1,000,000	1,010,820
Massachusetts 2.6%
Berkshire Regional Transit Authority
Revenue Notes
RAN Series 2023
07/25/2024	4.500%	1,600,000	1,604,445
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	1,000,000	1,012,020
Total			2,616,465
Michigan 1.5%
Wayne County Airport Authority(c),(e)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,504,086
New Jersey 3.0%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	1,001,731
City of Newark
Unlimited General Obligation Notes
BAN Series 2023B
09/27/2024	5.000%	500,000	502,435
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,021,100
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2023AA
06/15/2025	5.000%	500,000	511,060
Total			3,036,326
New York 6.1%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2026	5.000%	2,000,000	2,077,078
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2014-186
10/15/2026	5.000%	1,000,000	1,005,943
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2025	5.000%	2,000,000	2,070,577
Revenue Bonds
BAN Series 2022A
08/15/2024	5.000%	1,000,000	1,007,480
Total			6,161,078
North Carolina 1.2%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,210,923
North Dakota 2.4%
Cass County Joint Water Resource District
Unlimited General Obligation Bonds
Series 2021A
05/01/2024	0.480%	2,500,000	2,483,779
Ohio 1.4%
City of Columbus
Unlimited General Obligation Bonds
Series 2023A
08/15/2024	5.000%	525,000	529,325
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	865,541
Total			1,394,866
Oregon 1.5%
State of Oregon Department of Transportation
Prerefunded 11/15/24 Revenue Bonds
Series 2015A
11/15/2029	5.000%	1,485,000	1,504,416
Pennsylvania 3.7%
Bethlehem Area School District Authority(d)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	3.908%	1,780,000	1,752,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	413,914
Revenue Bonds
Subordinated Series 2017B-1
06/01/2025	5.000%	1,580,000	1,616,623
Total			3,783,417
Rhode Island 1.0%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,022,458
South Carolina 3.0%
South Carolina Ports Authority(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	2,000,000	2,054,743
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2021A
12/01/2025	5.000%	1,000,000	1,023,818
Total			3,078,561
Tennessee 0.9%
Knoxville’s Community Development Corp.
Revenue Bonds
Austin Homes 1B Project
Series 2023 (FHA)
10/01/2024	4.250%	900,000	903,315
Texas 16.3%
Colorado River Municipal Water District
Refunding Revenue Bonds
Series 2017
01/01/2025	5.000%	1,055,000	1,070,872
County of Williamson
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2034	4.000%	2,000,000	2,016,408
Dallas Fort Worth International Airport
Refunding Revenue Bonds
Series 2023B
11/01/2024	5.000%	660,000	667,722
North Texas Tollway Authority
Refunding Revenue Bonds
First Tier
Series 2023A
01/01/2026	5.000%	1,000,000	1,034,562
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pharr San Juan Alamo Independent School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015
02/01/2030	4.000%	1,450,000	1,460,753
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2025	5.000%	3,000,000	3,054,120
State of Texas
Unlimited General Obligation Refunding Bonds
Water Financial Assistance
Subordinated Series 2018
08/01/2025	5.000%	2,875,000	2,897,049
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	774,955
Texas Water Development Board
Revenue Bonds
State Revolving Fund
Series 2018
08/01/2024	5.000%	1,610,000	1,622,543
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,967,557
Total			16,566,541
Utah 2.0%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	1,000,000	1,017,367
Utah Housing Corp.
Revenue Bonds
Moda Shoreline Apartments
Series 2022 (Mandatory Put 09/01/24)
09/01/2025	4.000%	1,000,000	999,185
Total			2,016,552
Virginia 6.1%
Fairfax County Redevelopment & Housing Authority(f)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,095,324
Virginia Housing Development Authority
Revenue Bonds
Series 2023E2 (Mandatory Put 07/01/25)
07/01/2055	3.900%	1,825,000	1,826,301
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Port Authority Commonwealth Port Fund(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,235,268
Virginia Small Business Financing Authority(c)
Revenue Bonds
Pure Salmon Virginia LLC Project
Series 2023 (Mandatory Put 11/15/24)
11/01/2052	5.000%	1,000,000	1,000,983
Total			6,157,876
Washington 2.8%
City of Seattle Water System
Prerefunded 05/01/25 Revenue Bonds
Refunding & Improvement
Series 2015
05/01/2030	5.000%	1,100,000	1,123,472
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	620,871
Port of Seattle
Refunding Revenue Bonds
Private Activity
Series 2021
09/01/2025	5.000%	1,100,000	1,125,603
Total			2,869,946
Wisconsin 0.7%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	767,296
Total Municipal Bonds (Cost $89,054,957)			88,995,379

Municipal Short Term 8.9%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.5%
California Municipal Finance Authority(c)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 04/01/24)
07/01/2041	4.700%	500,000	500,115
Massachusetts 3.4%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2023
07/26/2024	3.720%	1,000,000	1,002,721
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Merrimack Valley Regional Transit Authority
Revenue Notes
RAN Series 2023
06/21/2024	3.700%	1,500,000	1,503,159
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2023
07/12/2024	3.620%	1,000,000	1,003,682
Total			3,509,562
New Jersey 1.0%
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2023RRR
03/01/2024	3.100%	1,000,000	1,000,051
Pennsylvania 1.0%
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2013 (Mandatory Put 05/01/24)
07/31/2045	4.100%	1,000,000	999,671
Texas 1.0%
Mission Economic Development Corp.(c)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 05/01/24)
12/31/2025	4.100%	1,000,000	999,671
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
West Virginia 0.6%
West Virginia Economic Development Authority(c)
Revenue Bonds
Allegheny Metallurgical Project
Series 2023 (Mandatory Put 08/01/24)
01/01/2048	4.740%	625,000	625,642
Wisconsin 1.4%
City of Fort Atkinson(g)
Revenue Notes
Series 2024
12/01/2024	4.610%	1,425,000	1,428,471
Total Municipal Short Term (Cost $9,062,801)			9,063,183

Money Market Funds 0.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.966%(h)	101,718	101,728
Total Money Market Funds (Cost $101,718)		101,728
Total Investments in Securities (Cost $102,069,476)		102,010,290
Other Assets & Liabilities, Net		(487,910)
Net Assets		$101,522,380
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 29, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $4,636,365, which represents 4.57% of total net assets.

(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at February 29, 2024.
Abbreviation Legend
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,850,000	—	3,850,000
Municipal Bonds	—	88,995,379	—	88,995,379
Municipal Short Term	—	9,063,183	—	9,063,183
Money Market Funds	101,728	—	—	101,728
Total Investments in Securities	101,728	101,908,562	—	102,010,290
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
11

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $102,069,476)	$102,010,290
Receivable for:
Capital shares sold	73,956
Dividends	6,623
Interest	1,155,543
Expense reimbursement due from Investment Manager	177
Prepaid expenses	1,319
Other assets	19,933
Total assets	103,267,841
Liabilities
Due to custodian	8,495
Payable for:
Investments purchased on a delayed delivery basis	1,428,520
Capital shares redeemed	22,116
Distributions to shareholders	251,906
Management services fees	585
Distribution and/or service fees	15
Transfer agent fees	5,028
Compensation of chief compliance officer	10
Compensation of board members	1,518
Other expenses	16,374
Deferred compensation of board members	10,894
Total liabilities	1,745,461
Net assets applicable to outstanding capital stock	$101,522,380
Represented by
Paid in capital	104,355,182
Total distributable earnings (loss)	(2,832,802)
Total - representing net assets applicable to outstanding capital stock	$101,522,380
Class A
Net assets	$3,611,235
Shares outstanding	360,837
Net asset value per share	$10.01
Advisor Class
Net assets	$95,325,706
Shares outstanding	9,536,421
Net asset value per share	$10.00
Institutional Class
Net assets	$2,573,525
Shares outstanding	257,084
Net asset value per share	$10.01
Institutional 3 Class
Net assets	$11,914
Shares outstanding	1,192
Net asset value per share(a)	$10.00

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$39,322
Interest	1,833,119
Total income	1,872,441
Expenses:
Management services fees	122,604
Distribution and/or service fees
Class A	3,108
Transfer agent fees
Class A	934
Advisor Class	24,945
Institutional Class	546
Institutional 3 Class	2
Custodian fees	742
Printing and postage fees	4,701
Registration fees	33,618
Accounting services fees	15,454
Legal fees	7,616
Interest on interfund lending	260
Compensation of chief compliance officer	10
Compensation of board members	6,218
Deferred compensation of board members	2,001
Other	4,773
Total expenses	227,532
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(21,525)
Expense reduction	(20)
Total net expenses	205,987
Net investment income	1,666,454
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(104,672)
Net realized loss	(104,672)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	675,524
Net change in unrealized appreciation (depreciation)	675,524
Net realized and unrealized gain	570,852
Net increase in net assets resulting from operations	$2,237,306
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$1,666,454	$4,608,259
Net realized loss	(104,672)	(1,347,001)
Net change in unrealized appreciation (depreciation)	675,524	1,433,241
Net increase in net assets resulting from operations	2,237,306	4,694,499
Distributions to shareholders
Net investment income and net realized gains
Class A	(57,999)	(122,725)
Advisor Class	(1,616,627)	(4,423,029)
Institutional Class	(36,430)	(68,543)
Institutional 3 Class	(180)	(280)
Total distributions to shareholders	(1,711,236)	(4,614,577)
Decrease in net assets from capital stock activity	(30,301,773)	(147,309,527)
Total decrease in net assets	(29,775,703)	(147,229,605)
Net assets at beginning of period	131,298,083	278,527,688
Net assets at end of period	$101,522,380	$131,298,083

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,003	10,001	136,063	1,357,615
Distributions reinvested	5,807	57,999	11,868	118,411
Shares redeemed	(69,783)	(698,231)	(545,836)	(5,452,382)
Net decrease	(62,973)	(630,231)	(397,905)	(3,976,356)
Advisor Class
Shares sold	1,956,280	19,485,406	6,578,796	65,547,289
Distributions reinvested	51,204	510,506	159,871	1,593,636
Shares redeemed	(5,158,890)	(51,477,269)	(21,044,492)	(209,960,794)
Net decrease	(3,151,406)	(31,481,357)	(14,305,825)	(142,819,869)
Institutional Class
Shares sold	190,675	1,901,029	493,280	4,907,505
Distributions reinvested	250	2,499	965	9,629
Shares redeemed	(9,362)	(93,713)	(544,459)	(5,430,436)
Net increase (decrease)	181,563	1,809,815	(50,214)	(513,302)
Total net decrease	(3,032,816)	(30,301,773)	(14,753,944)	(147,309,527)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

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Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$9.97	0.14	0.04	0.18	(0.14)	(0.14)
Year Ended 8/31/2023	$9.98	0.20	0.00 (f)	0.20	(0.21)	(0.21)
Year Ended 8/31/2022	$10.11	0.06	(0.13)	(0.07)	(0.06)	(0.06)
Year Ended 8/31/2021(h)	$10.09	0.04	0.02	0.06	(0.04)	(0.04)
Year Ended 8/31/2020	$10.09	0.09	0.01	0.10	(0.10)	(0.10)
Year Ended 8/31/2019	$10.07	0.13	0.03	0.16	(0.14)	(0.14)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$9.96	0.14	0.05	0.19	(0.15)	(0.15)
Year Ended 8/31/2023	$9.97	0.22	0.00 (f)	0.22	(0.23)	(0.23)
Year Ended 8/31/2022(i)	$10.10	0.07	(0.13)	(0.06)	(0.07)	(0.07)
Year Ended 8/31/2021(h)	$10.08	0.06	0.03	0.09	(0.07)	(0.07)
Year Ended 8/31/2020	$10.09	0.13	(0.01)	0.12	(0.13)	(0.13)
Year Ended 8/31/2019	$10.06	0.17	0.03	0.20	(0.17)	(0.17)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$9.97	0.14	0.05	0.19	(0.15)	(0.15)
Year Ended 8/31/2023	$9.98	0.22	(0.01)(j)	0.21	(0.22)	(0.22)
Year Ended 8/31/2022(k)	$10.07	0.07	(0.10)	(0.03)	(0.06)	(0.06)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$9.96	0.15	0.04	0.19	(0.15)	(0.15)
Year Ended 8/31/2023	$9.97	0.23	(0.01)(j)	0.22	(0.23)	(0.23)
Year Ended 8/31/2022(k)	$10.07	0.04	(0.01)	0.03	(0.13)	(0.13)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Net investment income (loss) per share calculated using the average shares method.
(i)	Redemption fees consisted of per share amounts less than $0.01.
(j)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(k)	Institutional Class and Institutional 3 Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$10.01	1.81%	0.54% (d)	0.50% (d),(e)	2.72%	28%	$3,611
Year Ended 8/31/2023	$9.97	2.03%	0.50% (d)	0.48% (d),(e)	2.02%	82%	$4,224
Year Ended 8/31/2022	$9.98	(0.74% )	0.56% (d),(g)	0.48% (d),(g)	0.57%	104%	$8,199
Year Ended 8/31/2021(h)	$10.11	0.59%	0.64%	0.55%	0.40%	137%	$11,463
Year Ended 8/31/2020	$10.09	1.06%	0.63%	0.55%	1.05%	267%	$12,998
Year Ended 8/31/2019	$10.09	1.62%	0.62%	0.55%	1.41%	155%	$16,498
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$10.00	1.89%	0.38% (d)	0.35% (d),(e)	2.86%	28%	$95,326
Year Ended 8/31/2023	$9.96	2.18%	0.35% (d)	0.34% (d),(e)	2.18%	82%	$126,309
Year Ended 8/31/2022(i)	$9.97	(0.56% )	0.38% (d),(g)	0.29% (d),(g)	0.72%	104%	$269,063
Year Ended 8/31/2021(h)	$10.10	0.85%	0.39%	0.30%	0.64%	137%	$565,485
Year Ended 8/31/2020	$10.08	1.21%	0.38%	0.30%	1.28%	267%	$523,605
Year Ended 8/31/2019	$10.09	1.98%	0.37%	0.30%	1.66%	155%	$541,859
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$10.01	1.89%	0.39% (d)	0.35% (d),(e)	2.93%	28%	$2,574
Year Ended 8/31/2023	$9.97	2.17%	0.35% (d)	0.35% (d),(e)	2.24%	82%	$753
Year Ended 8/31/2022(k)	$9.98	(0.33% )	0.31% (d),(g)	0.27% (d),(g)	1.14%	104%	$1,254
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$10.00	1.93%	0.37% (d)	0.26% (d)	2.96%	28%	$12
Year Ended 8/31/2023	$9.96	2.28%	0.33% (d)	0.25% (d)	2.35%	82%	$12
Year Ended 8/31/2022(k)	$9.97	0.27%	0.28% (d),(g)	0.23% (d),(g)	0.70%	104%	$12
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
17

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Ultra Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
19

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
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Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Institutional Class	0.05
Institutional 3 Class	0.02
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	0.47%	0.51%
Advisor Class	0.32	0.36
Institutional Class	0.32	0.36
Institutional 3 Class	0.29	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to January 1, 2024, expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds) were excluded with the waivers and/or expense reimbursement arrangement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
102,069,000	228,000	(287,000)	(59,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(984,197)	(1,903,686)	(2,887,883)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $30,338,455 and $59,492,733, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
22
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,600,000	5.86	1
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At February 29, 2024, one unaffiliated shareholder of record owned 62.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
24
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 ("the Dismissal Date"), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia Ultra Short Duration Municipal Bond Fund  | Semiannual Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Ultra Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR320_08_P01_(04/24)

Columbia Integrated Large Cap Value Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Integrated Large Cap Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Integrated Large Cap Value Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.

Portfolio management
Jason Hans, CFA
Co-Portfolio Manager
Managed Fund since 2022 (Managed Predecessor Fund February 2012 - January 21, 2022)
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since November 2023
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since November 2023
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	05/27/14	9.77	14.07	9.02	8.27
	Including sales charges		3.48	7.54	7.74	7.63
Advisor Class		01/31/08	9.82	14.26	9.28	8.53
Class C*	Excluding sales charges	01/26/22	9.31	13.07	8.17	7.45
	Including sales charges		8.32	12.07	8.17	7.45
Institutional Class*		01/26/22	9.84	14.26	9.28	8.54
Institutional 2 Class*		01/26/22	9.89	14.44	9.33	8.56
Institutional 3 Class*		01/26/22	10.00	14.50	9.35	8.57
Class R*		01/26/22	9.57	13.69	8.73	8.00
Russell 1000 Value Index			9.27	14.01	9.38	8.74
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Value Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000® Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	5.3
Consumer Discretionary	6.4
Consumer Staples	8.5
Energy	8.2
Financials	23.2
Health Care	14.3
Industrials	11.9
Information Technology	11.2
Materials	3.1
Real Estate	3.9
Utilities	4.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,097.70	1,020.93	4.12	3.97	0.79
Advisor Class	1,000.00	1,000.00	1,098.20	1,022.18	2.82	2.72	0.54
Class C	1,000.00	1,000.00	1,093.10	1,017.21	8.01	7.72	1.54
Institutional Class	1,000.00	1,000.00	1,098.40	1,022.18	2.82	2.72	0.54
Institutional 2 Class	1,000.00	1,000.00	1,098.90	1,022.63	2.35	2.26	0.45
Institutional 3 Class	1,000.00	1,000.00	1,100.00	1,022.87	2.09	2.01	0.40
Class R	1,000.00	1,000.00	1,095.70	1,019.69	5.42	5.22	1.04
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 5.2%
Entertainment 1.6%
Electronic Arts, Inc.	19,855	2,769,376
Interactive Media & Services 2.3%
Alphabet, Inc., Class C(a)	12,634	1,765,981
Meta Platforms, Inc., Class A	4,773	2,339,390
Total		4,105,371
Media 1.3%
Comcast Corp., Class A	51,858	2,222,115
Total Communication Services		9,096,862
Consumer Discretionary 6.3%
Automobile Components 0.7%
Aptiv PLC(a)	16,125	1,281,776
Hotels, Restaurants & Leisure 2.3%
Expedia Group, Inc.(a)	19,775	2,705,616
MGM Resorts International(a)	30,158	1,305,238
Total		4,010,854
Household Durables 0.9%
D.R. Horton, Inc.	10,567	1,579,133
Specialty Retail 1.5%
AutoZone, Inc.(a)	885	2,660,328
Textiles, Apparel & Luxury Goods 0.9%
Tapestry, Inc.	30,899	1,468,629
Total Consumer Discretionary		11,000,720
Consumer Staples 8.4%
Beverages 1.7%
PepsiCo, Inc.	17,899	2,959,421
Consumer Staples Distribution & Retail 3.7%
Grocery Outlet Holding Corp.(a)	42,569	1,097,854
Sysco Corp.	10,482	848,728
Walmart, Inc.	76,698	4,495,270
Total		6,441,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 3.0%
Colgate-Palmolive Co.	24,588	2,127,354
Procter & Gamble Co. (The)	19,557	3,108,389
Total		5,235,743
Total Consumer Staples		14,637,016
Energy 8.1%
Energy Equipment & Services 0.6%
Schlumberger NV	20,887	1,009,469
Oil, Gas & Consumable Fuels 7.5%
Diamondback Energy, Inc.	14,188	2,589,593
EOG Resources, Inc.	30,393	3,478,783
Exxon Mobil Corp.	51,652	5,398,667
Marathon Petroleum Corp.	9,591	1,623,085
Total		13,090,128
Total Energy		14,099,597
Financials 22.9%
Banks 8.0%
Bank of America Corp.	75,374	2,601,910
Citigroup, Inc.	69,132	3,836,135
KeyCorp	67,774	967,135
M&T Bank Corp.	6,134	857,165
Regions Financial Corp.	46,343	863,370
Wells Fargo & Co.	87,188	4,846,781
Total		13,972,496
Capital Markets 5.4%
Cboe Global Markets, Inc.	13,980	2,684,160
Charles Schwab Corp. (The)	46,881	3,130,713
State Street Corp.	31,955	2,356,042
XP, Inc., Class A	58,564	1,384,453
Total		9,555,368
Consumer Finance 2.3%
American Express Co.	18,212	3,996,077
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 3.8%
FleetCor Technologies, Inc.(a)	6,463	1,804,922
Global Payments, Inc.	19,284	2,501,135
PayPal Holdings, Inc.(a)	38,306	2,311,384
Total		6,617,441
Insurance 3.4%
Arch Capital Group Ltd.(a)	22,119	1,937,403
Chubb Ltd.	3,888	978,493
Everest Group Ltd.	8,344	3,077,935
Total		5,993,831
Total Financials		40,135,213
Health Care 14.1%
Biotechnology 4.4%
Exelixis, Inc.(a)	56,190	1,230,561
Incyte Corp.(a)	24,320	1,419,315
Neurocrine Biosciences, Inc.(a)	15,956	2,080,663
Vertex Pharmaceuticals, Inc.(a)	7,026	2,956,119
Total		7,686,658
Health Care Equipment & Supplies 1.6%
Medtronic PLC	33,332	2,778,555
Health Care Providers & Services 4.4%
Elevance Health, Inc.	6,349	3,182,436
McKesson Corp.	5,270	2,747,831
UnitedHealth Group, Inc.	3,871	1,910,725
Total		7,840,992
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	31,305	1,588,729
Johnson & Johnson	16,006	2,583,048
Merck & Co., Inc.	18,024	2,291,752
Total		6,463,529
Total Health Care		24,769,734
Industrials 11.8%
Building Products 2.6%
Builders FirstSource, Inc.(a)	9,451	1,844,646
Owens Corning	17,877	2,677,617
Total		4,522,263
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.9%
Clean Harbors, Inc.(a)	8,324	1,515,800
Electrical Equipment 1.3%
Sensata Technologies Holding	67,528	2,324,314
Machinery 2.0%
Gates Industrial Corp. PLC(a)	122,422	1,802,052
Oshkosh Corp.	14,889	1,650,594
Total		3,452,646
Passenger Airlines 0.8%
United Airlines Holdings, Inc.(a)	30,561	1,390,220
Professional Services 1.1%
Jacobs Solutions, Inc.	13,377	1,961,737
Trading Companies & Distributors 3.1%
Ferguson PLC	10,054	2,125,918
MSC Industrial Direct Co., Inc., Class A	9,594	968,419
W.W. Grainger, Inc.	2,437	2,372,322
Total		5,466,659
Total Industrials		20,633,639
Information Technology 11.1%
Communications Equipment 3.8%
Cisco Systems, Inc.	61,194	2,959,954
F5, Inc.(a)	11,564	2,165,012
Motorola Solutions, Inc.	4,773	1,576,951
Total		6,701,917
Electronic Equipment, Instruments & Components 0.6%
IPG Photonics Corp.(a)	11,792	1,018,239
IT Services 1.6%
Akamai Technologies, Inc.(a)	16,519	1,832,287
Twilio, Inc., Class A(a)	15,545	926,327
Total		2,758,614
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.(a)	16,703	3,215,829
Lam Research Corp.	1,630	1,529,347
Total		4,745,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.4%
Dropbox, Inc., Class A(a)	35,174	842,418
Salesforce, Inc.(a)	10,877	3,359,035
Total		4,201,453
Total Information Technology		19,425,399
Materials 3.1%
Chemicals 1.8%
Linde PLC	5,155	2,313,667
PPG Industries, Inc.	5,958	843,653
Total		3,157,320
Containers & Packaging 1.3%
Graphic Packaging Holding Co.	87,160	2,261,802
Total Materials		5,419,122
Real Estate 3.9%
Residential REITs 0.5%
AvalonBay Communities, Inc.	4,904	868,155
Retail REITs 1.3%
Brixmor Property Group, Inc.	99,910	2,258,965
Specialized REITs 2.1%
CubeSmart	49,301	2,150,017
Gaming and Leisure Properties, Inc.	32,429	1,474,871
Total		3,624,888
Total Real Estate		6,752,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.9%
Electric Utilities 3.9%
Edison International	36,859	2,507,149
Pinnacle West Capital Corp.	29,919	2,044,365
PPL Corp.	87,629	2,310,777
Total		6,862,291
Total Utilities		6,862,291
Total Common Stocks (Cost $132,435,281)		172,831,601

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	2,309,300	2,308,838
Total Money Market Funds (Cost $2,308,611)		2,308,838
Total Investments in Securities (Cost: $134,743,892)		175,140,439
Other Assets & Liabilities, Net		(93,847)
Net Assets		175,046,592
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	3,515,124	21,781,972	(22,988,035)	(223)	2,308,838	(182)	64,268	2,309,300
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	9,096,862	—	—	9,096,862
Consumer Discretionary	11,000,720	—	—	11,000,720
Consumer Staples	14,637,016	—	—	14,637,016
Energy	14,099,597	—	—	14,099,597
Financials	40,135,213	—	—	40,135,213
Health Care	24,769,734	—	—	24,769,734
Industrials	20,633,639	—	—	20,633,639
Information Technology	19,425,399	—	—	19,425,399
Materials	5,419,122	—	—	5,419,122
Real Estate	6,752,008	—	—	6,752,008
Utilities	6,862,291	—	—	6,862,291
Total Common Stocks	172,831,601	—	—	172,831,601
Money Market Funds	2,308,838	—	—	2,308,838
Total Investments in Securities	175,140,439	—	—	175,140,439
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $132,435,281)	$172,831,601
Affiliated issuers (cost $2,308,611)	2,308,838
Cash	1,416
Receivable for:
Capital shares sold	22,713
Dividends	257,813
Expense reimbursement due from Investment Manager	2,262
Prepaid expenses	1,410
Other assets	34,146
Total assets	175,460,199
Liabilities
Payable for:
Capital shares redeemed	352,388
Management services fees	3,579
Distribution and/or service fees	199
Transfer agent fees	25,968
Compensation of chief compliance officer	18
Compensation of board members	1,613
Other expenses	18,304
Deferred compensation of board members	11,538
Total liabilities	413,607
Net assets applicable to outstanding capital stock	$175,046,592
Represented by
Paid in capital	123,712,130
Total distributable earnings (loss)	51,334,462
Total - representing net assets applicable to outstanding capital stock	$175,046,592
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$29,106,214
Shares outstanding	2,142,079
Net asset value per share	$13.59
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.42
Advisor Class
Net assets	$123,859,102
Shares outstanding	9,104,419
Net asset value per share	$13.60
Class C
Net assets	$15,390
Shares outstanding	1,127
Net asset value per share(a)	$13.65
Institutional Class
Net assets	$20,726,199
Shares outstanding	1,513,698
Net asset value per share	$13.69
Institutional 2 Class
Net assets	$460,206
Shares outstanding	33,594
Net asset value per share	$13.70
Institutional 3 Class
Net assets	$877,286
Shares outstanding	64,043
Net asset value per share	$13.70
Class R
Net assets	$2,195
Shares outstanding	161
Net asset value per share(a)	$13.67

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,724,086
Dividends — affiliated issuers	64,268
Total income	1,788,354
Expenses:
Management services fees	706,024
Distribution and/or service fees
Class A	36,863
Class C	63
Class R	6
Transfer agent fees
Class A	22,337
Advisor Class	92,355
Class C	9
Institutional Class	26,923
Institutional 2 Class	167
Institutional 3 Class	50
Class R	2
Custodian fees	2,725
Printing and postage fees	10,252
Registration fees	52,176
Accounting services fees	15,454
Legal fees	8,096
Compensation of chief compliance officer	18
Compensation of board members	6,625
Deferred compensation of board members	2,127
Other	6,661
Total expenses	988,933
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(443,701)
Fees waived by transfer agent
Institutional 3 Class	(7)
Expense reduction	(541)
Total net expenses	544,684
Net investment income	1,243,670
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,941,110
Investments — affiliated issuers	(182)
Foreign currency translations	7
Net realized gain	11,940,935
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,951,552
Investments — affiliated issuers	(223)
Net change in unrealized appreciation (depreciation)	3,951,329
Net realized and unrealized gain	15,892,264
Net increase in net assets resulting from operations	$17,135,934
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$1,243,670	$3,301,670
Net realized gain	11,940,935	24,301,847
Net change in unrealized appreciation (depreciation)	3,951,329	(4,284,341)
Net increase in net assets resulting from operations	17,135,934	23,319,176
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,052,534)	(4,494,329)
Advisor Class	(12,757,274)	(18,921,678)
Class C	(1,513)	(423)
Institutional Class	(3,930,081)	(15,834,293)
Institutional 2 Class	(52,413)	(115,570)
Institutional 3 Class	(86,216)	(5,296)
Class R	(232)	(306)
Total distributions to shareholders	(19,880,263)	(39,371,895)
Decrease in net assets from capital stock activity	(25,176,188)	(113,088,744)
Total decrease in net assets	(27,920,517)	(129,141,463)
Net assets at beginning of period	202,967,109	332,108,572
Net assets at end of period	$175,046,592	$202,967,109
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	8,988	119,231	23,030	315,761
Distributions reinvested	238,190	3,028,468	336,818	4,458,940
Shares redeemed	(357,059)	(4,796,914)	(563,800)	(7,749,651)
Net decrease	(109,881)	(1,649,215)	(203,952)	(2,974,950)
Advisor Class
Shares sold	1,206,019	15,989,654	2,600,496	35,085,811
Distributions reinvested	668,286	8,503,801	944,719	12,520,975
Shares redeemed	(2,351,936)	(31,413,741)	(4,221,426)	(57,687,814)
Net decrease	(477,631)	(6,920,286)	(676,211)	(10,081,028)
Class C
Shares sold	939	12,708	—	—
Distributions reinvested	101	1,286	9	127
Shares redeemed	(74)	(987)	(3,684)	(51,694)
Net increase (decrease)	966	13,007	(3,675)	(51,567)
Institutional Class
Shares sold	153,587	2,060,597	450,430	6,239,160
Distributions reinvested	306,800	3,929,843	1,185,785	15,814,896
Shares redeemed	(1,671,791)	(22,507,862)	(8,838,661)	(122,470,065)
Net decrease	(1,211,404)	(16,517,422)	(7,202,446)	(100,416,009)
Institutional 2 Class
Distributions reinvested	4,069	52,174	8,639	115,251
Shares redeemed	(15,576)	(210,606)	(34,558)	(484,848)
Net decrease	(11,507)	(158,432)	(25,919)	(369,597)
Institutional 3 Class
Shares sold	2,869	38,573	64,041	867,478
Distributions reinvested	6,710	85,976	375	4,975
Shares redeemed	(5,136)	(68,389)	(4,976)	(68,046)
Net increase	4,443	56,160	59,440	804,407
Total net decrease	(1,805,014)	(25,176,188)	(8,052,763)	(113,088,744)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

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Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$13.81	0.07	1.17	1.24	(0.07)	(1.39)	(1.46)
Year Ended 8/31/2023	$14.57	0.14	1.04	1.18	(0.17)	(1.77)	(1.94)
Year Ended 8/31/2022(e)	$19.06	0.18	(1.27)	(1.09)	(0.18)	(3.22)	(3.40)
Year Ended 8/31/2021(g)	$13.52	0.18	5.53	5.71	(0.17)	—	(0.17)
Year Ended 8/31/2020	$13.72	0.22	(0.18)	0.04	(0.24)	—	(0.24)
Year Ended 8/31/2019	$16.59	0.26	(1.46)	(1.20)	(0.27)	(1.40)	(1.67)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$13.83	0.09	1.16	1.25	(0.09)	(1.39)	(1.48)
Year Ended 8/31/2023	$14.59	0.18	1.04	1.22	(0.21)	(1.77)	(1.98)
Year Ended 8/31/2022(e)	$19.08	0.21	(1.26)	(1.05)	(0.22)	(3.22)	(3.44)
Year Ended 8/31/2021(g)	$13.53	0.22	5.54	5.76	(0.21)	—	(0.21)
Year Ended 8/31/2020	$13.74	0.27	(0.20)	0.07	(0.28)	—	(0.28)
Year Ended 8/31/2019	$16.61	0.30	(1.46)	(1.16)	(0.31)	(1.40)	(1.71)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$13.87	0.03	1.16	1.19	(0.02)	(1.39)	(1.41)
Year Ended 8/31/2023	$14.64	0.03	1.04	1.07	(0.07)	(1.77)	(1.84)
Year Ended 8/31/2022(h)	$15.57	0.07	(0.98)	(0.91)	(0.02)	—	(0.02)
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$13.91	0.09	1.17	1.26	(0.09)	(1.39)	(1.48)
Year Ended 8/31/2023	$14.66	0.18	1.05	1.23	(0.21)	(1.77)	(1.98)
Year Ended 8/31/2022(h)	$15.59	0.13	(0.97)	(0.84)	(0.09)	—	(0.09)
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.92	0.10	1.17	1.27	(0.10)	(1.39)	(1.49)
Year Ended 8/31/2023	$14.67	0.19	1.05	1.24	(0.22)	(1.77)	(1.99)
Year Ended 8/31/2022(h)	$15.59	0.16	(0.98)	(0.82)	(0.10)	—	(0.10)
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.91	0.10	1.18	1.28	(0.10)	(1.39)	(1.49)
Year Ended 8/31/2023	$14.67	0.19	1.05	1.24	(0.23)	(1.77)	(2.00)
Year Ended 8/31/2022(h)	$15.59	0.15	(0.96)	(0.81)	(0.11)	—	(0.11)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$13.59	9.77%	1.26%	0.79% (d)	1.12%	21%	$29,106
Year Ended 8/31/2023	$13.81	8.83%	1.25%	0.79% (d)	1.04%	39%	$31,104
Year Ended 8/31/2022(e)	$14.57	(6.97% )	1.17% (f)	0.79% (f)	1.11%	51%	$35,789
Year Ended 8/31/2021(g)	$19.06	42.53%	0.86%	0.79%	1.17%	60%	$18,563
Year Ended 8/31/2020	$13.52	0.43%	0.85%	0.79%	1.62%	76%	$14,047
Year Ended 8/31/2019	$13.72	(7.15% )	0.85%	0.79%	1.78%	67%	$18,621
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$13.60	9.82%	1.01%	0.54% (d)	1.36%	21%	$123,859
Year Ended 8/31/2023	$13.83	9.10%	1.00%	0.54% (d)	1.29%	39%	$132,499
Year Ended 8/31/2022(e)	$14.59	(6.72% )	0.89% (f)	0.54% (f)	1.28%	51%	$149,646
Year Ended 8/31/2021(g)	$19.08	42.93%	0.61%	0.54%	1.42%	60%	$284,731
Year Ended 8/31/2020	$13.53	0.70%	0.60%	0.54%	1.90%	76%	$213,466
Year Ended 8/31/2019	$13.74	(6.97% )	0.59%	0.54%	2.01%	67%	$224,930
Class C
Six Months Ended 2/29/2024 (Unaudited)	$13.65	9.31%	2.02%	1.54% (d)	0.40%	21%	$15
Year Ended 8/31/2023	$13.87	7.88%	2.00%	1.53% (d)	0.24%	39%	$2
Year Ended 8/31/2022(h)	$14.64	(5.85% )	1.97% (f)	1.53% (f)	0.82%	51%	$56
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$13.69	9.84%	1.01%	0.54% (d)	1.35%	21%	$20,726
Year Ended 8/31/2023	$13.91	9.12%	1.00%	0.54% (d)	1.31%	39%	$37,904
Year Ended 8/31/2022(h)	$14.66	(5.36% )	0.97% (f)	0.53% (f)	1.44%	51%	$145,571
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.70	9.89%	0.92%	0.45%	1.44%	21%	$460
Year Ended 8/31/2023	$13.92	9.21%	0.92%	0.45%	1.39%	39%	$628
Year Ended 8/31/2022(h)	$14.67	(5.25% )	0.89% (f)	0.45% (f)	1.81%	51%	$1,042
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.70	10.00%	0.88%	0.40%	1.50%	21%	$877
Year Ended 8/31/2023	$13.91	9.19%	0.88%	0.40%	1.42%	39%	$829
Year Ended 8/31/2022(h)	$14.67	(5.22% )	0.86% (f)	0.40% (f)	1.63%	51%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/29/2024 (Unaudited)	$13.89	0.06	1.17	1.23	(0.06)	(1.39)	(1.45)
Year Ended 8/31/2023	$14.65	0.10	1.05	1.15	(0.14)	(1.77)	(1.91)
Year Ended 8/31/2022(h)	$15.57	0.09	(0.95)	(0.86)	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Redemption fees consisted of per share amounts less than $0.01.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$13.67	9.57%	1.51%	1.04% (d)	0.86%	21%	$2
Year Ended 8/31/2023	$13.89	8.49%	1.50%	1.04% (d)	0.77%	39%	$2
Year Ended 8/31/2022(h)	$14.65	(5.55% )	1.47% (f)	1.03% (f)	1.00%	51%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Integrated Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund were liquidated. For federal tax purposes, these liquidations were treated as redemptions of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
20
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
22
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to January 1, 2024, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.01% of the average daily net assets attributable to that share class.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $541.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	327
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.45	0.46
Institutional 3 Class	0.41	0.40
Class R	1.05	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the
24
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to January 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.01% for Institutional 3 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
134,744,000	43,550,000	(3,154,000)	40,396,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $39,294,435 and $81,558,017, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Financial sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
26
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, two unaffiliated shareholders of record owned 46.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 ("the Dismissal Date"), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Integrated Large Cap Value Fund  | Semiannual Report 2024

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Columbia Integrated Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR317_08_P01_(04/24)

Columbia Integrated Large Cap Growth Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Integrated Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.

Portfolio management
Jason Hans, CFA
Co-Portfolio Manager
Managed Fund since 2022 (Managed Predecessor Fund February 2012 - January 21, 2022)
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since November 2023
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since November 2023
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	05/27/14	20.96	46.25	16.19	14.49
	Including sales charges		13.97	37.85	14.81	13.81
Advisor Class		01/31/08	21.11	46.51	16.43	14.76
Class C*	Excluding sales charges	01/26/22	20.50	45.09	15.27	13.62
	Including sales charges		19.50	44.09	15.27	13.62
Institutional Class*		01/26/22	21.14	46.52	16.43	14.76
Institutional 2 Class*		01/26/22	21.19	46.68	16.45	14.77
Institutional 3 Class*		12/28/15	21.17	46.73	16.59	14.90
Class R*		01/26/22	20.86	45.89	15.86	14.19
Russell 1000 Growth Index			18.20	45.93	18.77	15.66
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000® Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 29, 2024)
Communication Services	12.4
Consumer Discretionary	14.7
Consumer Staples	3.1
Energy	0.5
Financials	6.7
Health Care	12.5
Industrials	6.2
Information Technology	43.4
Real Estate	0.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Equity sub-industry breakdown (%) (at February 29, 2024)
Information Technology
Application Software	8.2
Communications Equipment	1.4
Semiconductors	14.2
Systems Software	12.2
Technology Hardware, Storage & Peripherals	7.4
Total	43.4
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,209.60	1,021.38	3.85	3.52	0.70
Advisor Class	1,000.00	1,000.00	1,211.10	1,022.28	2.86	2.61	0.52
Class C	1,000.00	1,000.00	1,205.00	1,017.26	8.39	7.67	1.53
Institutional Class	1,000.00	1,000.00	1,211.40	1,022.28	2.86	2.61	0.52
Institutional 2 Class	1,000.00	1,000.00	1,211.90	1,022.53	2.58	2.36	0.47
Institutional 3 Class	1,000.00	1,000.00	1,211.70	1,022.87	2.20	2.01	0.40
Class R	1,000.00	1,000.00	1,208.60	1,019.79	5.60	5.12	1.02
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 12.3%
Entertainment 0.9%
Electronic Arts, Inc.	17,851	2,489,857
Interactive Media & Services 11.4%
Alphabet, Inc., Class A(a)	22,315	3,089,735
Alphabet, Inc., Class C(a)	78,423	10,961,967
Meta Platforms, Inc., Class A	29,179	14,301,503
Pinterest, Inc., Class A(a)	67,801	2,488,297
Total		30,841,502
Total Communication Services		33,331,359
Consumer Discretionary 14.6%
Automobiles 1.0%
Tesla, Inc.(a)	13,385	2,702,164
Broadline Retail 5.5%
Amazon.com, Inc.(a)	83,718	14,797,994
Hotels, Restaurants & Leisure 4.1%
Booking Holdings, Inc.(a)	1,112	3,857,339
Domino’s Pizza, Inc.	6,480	2,905,308
DoorDash, Inc., Class A(a)	13,874	1,728,284
Expedia Group, Inc.(a)	19,516	2,670,179
Total		11,161,110
Specialty Retail 2.2%
AutoZone, Inc.(a)	1,268	3,811,633
TJX Companies, Inc. (The)	13,412	1,329,666
Ulta Beauty, Inc.(a)	1,530	839,297
Total		5,980,596
Textiles, Apparel & Luxury Goods 1.8%
Deckers Outdoor Corp.(a)	3,182	2,849,767
lululemon athletica, Inc.(a)	4,413	2,061,268
Total		4,911,035
Total Consumer Discretionary		39,552,899
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.1%
Beverages 2.8%
Celsius Holdings, Inc.(a)	19,835	1,618,933
Monster Beverage Corp.(a)	63,462	3,750,604
PepsiCo, Inc.	13,223	2,186,291
Total		7,555,828
Consumer Staples Distribution & Retail 0.3%
Sysco Corp.	9,818	794,963
Total Consumer Staples		8,350,791
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
EOG Resources, Inc.	12,653	1,448,263
Total Energy		1,448,263
Financials 6.6%
Capital Markets 1.1%
Charles Schwab Corp. (The)	43,509	2,905,531
Financial Services 5.5%
FleetCor Technologies, Inc.(a)	9,813	2,740,477
MasterCard, Inc., Class A	19,891	9,443,451
PayPal Holdings, Inc.(a)	45,724	2,758,986
Total		14,942,914
Total Financials		17,848,445
Health Care 12.4%
Biotechnology 4.1%
Exelixis, Inc.(a)	82,621	1,809,400
Incyte Corp.(a)	34,129	1,991,769
Neurocrine Biosciences, Inc.(a)	16,231	2,116,522
Vertex Pharmaceuticals, Inc.(a)	12,486	5,253,360
Total		11,171,051
Health Care Equipment & Supplies 1.5%
DexCom, Inc.(a)	24,168	2,781,012
Stryker Corp.	3,617	1,262,586
Total		4,043,598
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.2%
Cigna Group (The)	10,842	3,644,430
McKesson Corp.	2,628	1,370,265
UnitedHealth Group, Inc.	13,098	6,465,173
Total		11,479,868
Pharmaceuticals 2.6%
Eli Lilly & Co.	9,178	6,917,275
Total Health Care		33,611,792
Industrials 6.1%
Aerospace & Defense 0.9%
Axon Enterprise, Inc.(a)	7,647	2,350,458
Commercial Services & Supplies 1.1%
Waste Management, Inc.	14,353	2,951,694
Construction & Engineering 1.3%
EMCOR Group, Inc.	5,773	1,809,951
WillScot Mobile Mini Holdings Corp.(a)	36,518	1,743,735
Total		3,553,686
Electrical Equipment 1.0%
Acuity Brands, Inc.	5,354	1,345,139
Hubbell, Inc.	3,549	1,350,998
Total		2,696,137
Ground Transportation 0.5%
Lyft, Inc., Class A(a)	94,483	1,500,390
Machinery 0.5%
ITT, Inc.	11,250	1,419,075
Trading Companies & Distributors 0.8%
Ferguson PLC	9,913	2,096,104
Total Industrials		16,567,544
Information Technology 42.9%
Communications Equipment 1.4%
Arista Networks, Inc.(a)	7,590	2,106,529
F5, Inc.(a)	8,495	1,590,434
Total		3,696,963
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 14.0%
Advanced Micro Devices, Inc.(a)	37,009	7,125,343
Broadcom, Inc.	5,313	6,909,503
NVIDIA Corp.	22,834	18,064,434
QUALCOMM, Inc.	37,199	5,869,630
Total		37,968,910
Software 20.1%
Adobe, Inc.(a)	11,004	6,165,321
Autodesk, Inc.(a)	6,455	1,666,487
Crowdstrike Holdings, Inc., Class A(a)	9,195	2,980,559
Datadog, Inc., Class A(a)	13,093	1,721,206
DoubleVerify Holdings, Inc.(a)	38,338	1,184,261
Dynatrace, Inc.(a)	46,998	2,328,751
Gitlab, Inc., Class A(a)	12,588	907,847
HubSpot, Inc.(a)	3,420	2,116,330
Microsoft Corp.	57,013	23,582,857
Salesforce, Inc.(a)	4,970	1,534,835
ServiceNow, Inc.(a)	6,805	5,248,969
Smartsheet, Inc., Class A(a)	15,809	667,298
Workday, Inc., Class A(a)	15,480	4,561,337
Total		54,666,058
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	110,491	19,971,248
Total Information Technology		116,303,179
Real Estate 0.4%
Specialized REITs 0.4%
Equinix, Inc.	1,404	1,247,903
Total Real Estate		1,247,903
Total Common Stocks (Cost $126,498,572)		268,262,175

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	2,798,988	2,798,428
Total Money Market Funds (Cost $2,797,948)		2,798,428
Total Investments in Securities (Cost: $129,296,520)		271,060,603
Other Assets & Liabilities, Net		136,550
Net Assets		271,197,153
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	5,080,707	21,841,323	(24,123,452)	(150)	2,798,428	769	105,824	2,798,988
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	33,331,359	—	—	33,331,359
Consumer Discretionary	39,552,899	—	—	39,552,899
Consumer Staples	8,350,791	—	—	8,350,791
Energy	1,448,263	—	—	1,448,263
Financials	17,848,445	—	—	17,848,445
Health Care	33,611,792	—	—	33,611,792
Industrials	16,567,544	—	—	16,567,544
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	116,303,179	—	—	116,303,179
Real Estate	1,247,903	—	—	1,247,903
Total Common Stocks	268,262,175	—	—	268,262,175
Money Market Funds	2,798,428	—	—	2,798,428
Total Investments in Securities	271,060,603	—	—	271,060,603
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $126,498,572)	$268,262,175
Affiliated issuers (cost $2,797,948)	2,798,428
Cash	2,924
Receivable for:
Capital shares sold	25,724
Dividends	151,326
Expense reimbursement due from Investment Manager	2,979
Prepaid expenses	1,471
Other assets	36,727
Total assets	271,281,754
Liabilities
Payable for:
Capital shares redeemed	33,317
Management services fees	5,512
Distribution and/or service fees	370
Transfer agent fees	15,760
Compensation of chief compliance officer	25
Accounting services fees	15,454
Compensation of board members	1,688
Other expenses	1,418
Deferred compensation of board members	11,057
Total liabilities	84,601
Net assets applicable to outstanding capital stock	$271,197,153
Represented by
Paid in capital	116,774,824
Total distributable earnings (loss)	154,422,329
Total - representing net assets applicable to outstanding capital stock	$271,197,153
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$74,663,489
Shares outstanding	3,745,625
Net asset value per share	$19.93
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$21.15
Advisor Class
Net assets	$36,592,781
Shares outstanding	1,797,103
Net asset value per share	$20.36
Class C
Net assets	$223,883
Shares outstanding	11,404
Net asset value per share	$19.63
Institutional Class
Net assets	$22,972,217
Shares outstanding	1,126,726
Net asset value per share	$20.39
Institutional 2 Class
Net assets	$210,688
Shares outstanding	10,334
Net asset value per share	$20.39
Institutional 3 Class
Net assets	$136,531,623
Shares outstanding	6,672,838
Net asset value per share	$20.46
Class R
Net assets	$2,472
Shares outstanding	124
Net asset value per share(a)	$19.87

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$668,246
Dividends — affiliated issuers	105,824
Total income	774,070
Expenses:
Management services fees	988,496
Distribution and/or service fees
Class A	60,041
Class C	660
Class R	5
Transfer agent fees
Class A	39,408
Advisor Class	21,610
Class C	78
Institutional Class	23,529
Institutional 2 Class	60
Institutional 3 Class	3,389
Class R	1
Custodian fees	1,970
Printing and postage fees	10,692
Registration fees	52,549
Accounting services fees	15,454
Legal fees	8,537
Compensation of chief compliance officer	25
Compensation of board members	6,996
Deferred compensation of board members	2,179
Other	6,656
Total expenses	1,242,335
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(566,405)
Fees waived by transfer agent
Institutional 2 Class	(3)
Institutional 3 Class	(1,207)
Expense reduction	(500)
Total net expenses	674,220
Net investment income	99,850
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,844,305
Investments — affiliated issuers	769
Net realized gain	18,845,074
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	33,858,118
Investments — affiliated issuers	(150)
Net change in unrealized appreciation (depreciation)	33,857,968
Net realized and unrealized gain	52,703,042
Net increase in net assets resulting from operations	$52,802,892
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$99,850	$660,960
Net realized gain	18,845,074	12,936,005
Net change in unrealized appreciation (depreciation)	33,857,968	32,304,711
Net increase in net assets resulting from operations	52,802,892	45,901,676
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,033)	(13,522,959)
Advisor Class	(57,946)	(6,382,265)
Class C	—	(995)
Institutional Class	(73,283)	(16,988,688)
Institutional 2 Class	(392)	(30,029)
Institutional 3 Class	(315,784)	(23,658,084)
Class R	—	(538)
Total distributions to shareholders	(460,438)	(60,583,558)
Increase (decrease) in net assets from capital stock activity	(35,750,087)	15,384,236
Total increase in net assets	16,592,367	702,354
Net assets at beginning of period	254,604,786	253,902,432
Net assets at end of period	$271,197,153	$254,604,786
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	268,689	4,557,323	372,195	5,965,904
Distributions reinvested	722	12,794	984,012	13,185,752
Shares redeemed	(396,229)	(6,924,677)	(573,327)	(8,348,185)
Net increase (decrease)	(126,818)	(2,354,560)	782,880	10,803,471
Advisor Class
Shares sold	682,531	11,147,802	573,257	8,341,217
Distributions reinvested	2,539	45,925	438,464	5,998,191
Shares redeemed	(866,770)	(15,328,968)	(1,390,486)	(23,474,665)
Net decrease	(181,700)	(4,135,241)	(378,765)	(9,135,257)
Class C
Shares sold	10,464	167,915	676	10,077
Distributions reinvested	—	—	34	456
Net increase	10,464	167,915	710	10,533
Institutional Class
Shares sold	171,678	3,026,286	553,988	8,319,303
Distributions reinvested	4,046	73,279	1,238,595	16,968,753
Shares redeemed	(1,502,220)	(29,441,151)	(3,982,244)	(60,742,515)
Net decrease	(1,326,496)	(26,341,586)	(2,189,661)	(35,454,459)
Institutional 2 Class
Shares sold	1,568	26,730	—	—
Distributions reinvested	21	388	2,153	29,489
Shares redeemed	(9)	(160)	(1,712)	(27,653)
Net increase	1,580	26,958	441	1,836
Institutional 3 Class
Shares sold	198,919	3,606,844	2,072,565	35,410,530
Distributions reinvested	17,380	315,784	1,719,813	23,630,231
Shares redeemed	(391,986)	(7,036,201)	(642,625)	(9,882,649)
Net increase (decrease)	(175,687)	(3,113,573)	3,149,753	49,158,112
Total net increase (decrease)	(1,798,657)	(35,750,087)	1,365,358	15,384,236
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

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Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$16.48	(0.01)	3.46	3.45	(0.00)(d)	—	(0.00)(d)
Year Ended 8/31/2023	$18.13	0.02	2.69	2.71	(0.03)	(4.33)	(4.36)
Year Ended 8/31/2022	$27.22	0.03	(4.40)	(4.37)	(0.01)	(4.71)	(4.72)
Year Ended 8/31/2021(g)	$22.22	(0.01)	6.77	6.76	(0.04)	(1.72)	(1.76)
Year Ended 8/31/2020(g)	$17.94	0.04	5.12	5.16	(0.09)	(0.79)	(0.88)
Year Ended 8/31/2019	$20.96	0.09	(0.48)	(0.39)	(0.08)	(2.55)	(2.63)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$16.84	0.01	3.54	3.55	(0.03)	—	(0.03)
Year Ended 8/31/2023	$18.44	0.04	2.75	2.79	(0.06)	(4.33)	(4.39)
Year Ended 8/31/2022	$27.60	0.04	(4.42)	(4.38)	(0.07)	(4.71)	(4.78)
Year Ended 8/31/2021(g)	$22.49	0.05	6.86	6.91	(0.08)	(1.72)	(1.80)
Year Ended 8/31/2020(g)	$18.15	0.09	5.18	5.27	(0.14)	(0.79)	(0.93)
Year Ended 8/31/2019	$21.17	0.18	(0.53)	(0.35)	(0.12)	(2.55)	(2.67)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$16.29	(0.08)	3.42	3.34	—	—	—
Year Ended 8/31/2023	$18.06	(0.11)	2.67	2.56	—	(4.33)	(4.33)
Year Ended 8/31/2022(h)	$20.09	(0.07)	(1.96)	(2.03)	—	—	—
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$16.86	0.00 (d)	3.56	3.56	(0.03)	—	(0.03)
Year Ended 8/31/2023	$18.46	0.04	2.75	2.79	(0.06)	(4.33)	(4.39)
Year Ended 8/31/2022(h)	$20.41	0.05	(2.00)	(1.95)	—	—	—
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$16.86	0.01	3.56	3.57	(0.04)	—	(0.04)
Year Ended 8/31/2023	$18.47	0.05	2.74	2.79	(0.07)	(4.33)	(4.40)
Year Ended 8/31/2022(h)	$20.41	0.06	(2.00)	(1.94)	—	—	—
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$16.93	0.02	3.56	3.58	(0.05)	—	(0.05)
Year Ended 8/31/2023	$18.52	0.06	2.76	2.82	(0.08)	(4.33)	(4.41)
Year Ended 8/31/2022	$27.69	0.06	(4.43)	(4.37)	(0.09)	(4.71)	(4.80)
Year Ended 8/31/2021(g)	$22.56	0.08	6.88	6.96	(0.11)	(1.72)	(1.83)
Year Ended 8/31/2020(g)	$18.20	0.12	5.19	5.31	(0.16)	(0.79)	(0.95)
Year Ended 8/31/2019	$21.21	0.13	(0.44)	(0.31)	(0.15)	(2.55)	(2.70)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$19.93	20.96%	1.13%	0.70% (e)	(0.11% )	17%	$74,663
Year Ended 8/31/2023	$16.48	20.51%	1.12%	0.65% (e)	0.12%	48%	$63,805
Year Ended 8/31/2022	$18.13	(19.28% )	0.95% (f)	0.70% (f)	0.16%	42%	$56,024
Year Ended 8/31/2021(g)	$27.22	32.70%	0.84%	0.79%	(0.03% )	50%	$1,587
Year Ended 8/31/2020(g)	$22.22	29.85%	0.83%	0.79%	0.22%	71%	$687
Year Ended 8/31/2019	$17.94	(0.63% )	0.84%	0.79%	0.49%	89%	$712
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$20.36	21.11%	0.95%	0.52% (e)	0.08%	17%	$36,593
Year Ended 8/31/2023	$16.84	20.64%	0.98%	0.51% (e)	0.24%	48%	$33,324
Year Ended 8/31/2022	$18.44	(19.10% )	0.82% (f)	0.53% (f)	0.16%	42%	$43,484
Year Ended 8/31/2021(g)	$27.60	33.03%	0.58%	0.54%	0.21%	50%	$170,901
Year Ended 8/31/2020(g)	$22.49	30.19%	0.58%	0.54%	0.48%	71%	$121,958
Year Ended 8/31/2019	$18.15	(0.40% )	0.59%	0.54%	0.75%	89%	$168,838
Class C
Six Months Ended 2/29/2024 (Unaudited)	$19.63	20.50%	1.96%	1.53% (e)	(0.91% )	17%	$224
Year Ended 8/31/2023	$16.29	19.47%	1.96%	1.50% (e)	(0.74% )	48%	$15
Year Ended 8/31/2022(h)	$18.06	(10.10% )	1.96%	1.51%	(0.62% )	42%	$4
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$20.39	21.14%	0.95%	0.52% (e)	0.03%	17%	$22,972
Year Ended 8/31/2023	$16.86	20.62%	0.98%	0.51% (e)	0.26%	48%	$41,369
Year Ended 8/31/2022(h)	$18.46	(9.55% )	0.96%	0.51%	0.42%	42%	$85,728
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$20.39	21.19%	0.90%	0.47%	0.13%	17%	$211
Year Ended 8/31/2023	$16.86	20.62%	0.93%	0.46%	0.30%	48%	$148
Year Ended 8/31/2022(h)	$18.47	(9.50% )	0.90%	0.45%	0.57%	42%	$154
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$20.46	21.17%	0.84%	0.40%	0.19%	17%	$136,532
Year Ended 8/31/2023	$16.93	20.78%	0.87%	0.40%	0.37%	48%	$115,941
Year Ended 8/31/2022	$18.52	(18.97% )	0.61% (f)	0.40% (f)	0.26%	42%	$68,507
Year Ended 8/31/2021(g)	$27.69	33.19%	0.43%	0.39%	0.36%	50%	$339,707
Year Ended 8/31/2020(g)	$22.56	30.40%	0.43%	0.39%	0.62%	71%	$268,706
Year Ended 8/31/2019	$18.20	(0.22% )	0.43%	0.39%	0.94%	89%	$226,978
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/29/2024 (Unaudited)	$16.44	(0.03)	3.46	3.43	—	—	—
Year Ended 8/31/2023	$18.12	(0.04)	2.69	2.65	—	(4.33)	(4.33)
Year Ended 8/31/2022(h)	$20.09	(0.01)	(1.96)	(1.97)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	Rounds to zero.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Class C, Institutional Class, Institutional 2 Class and Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$19.87	20.86%	1.45%	1.02% (e)	(0.42% )	17%	$2
Year Ended 8/31/2023	$16.44	19.99%	1.48%	1.01% (e)	(0.27% )	48%	$2
Year Ended 8/31/2022(h)	$18.12	(9.81% )	1.46%	1.01%	(0.13% )	42%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Integrated Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Institutional 2 Class and Class R shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Institutional 2 Class and Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class and Class R shares of the Fund were liquidated. For federal tax purposes, these liquidations were treated as redemptions of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
20
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and
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Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective January 1, 2024 through December 31, 2024, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.06% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.07
Institutional 3 Class	0.00
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $500.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	8,741
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	0.79%	0.80%
Advisor Class	0.54	0.55
Class C	1.54	1.55
Institutional Class	0.54	0.55
Institutional 2 Class	0.48	0.46
Institutional 3 Class	0.42	0.40
Class R	1.04	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any
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Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
time. Reflected in the contractual cap commitment, effective January 1, 2024 through December 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.06% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
129,297,000	144,409,000	(2,645,000)	141,764,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,226,040)	—	(4,226,040)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $45,533,536 and $79,310,246, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
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Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, one unaffiliated shareholder of record owned 51.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 ("the Dismissal Date"), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Integrated Large Cap Growth Fund  | Semiannual Report 2024

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Columbia Integrated Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR316_08_P01_(04/24)

Columbia Integrated Small Cap Growth Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Integrated Small Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.

Portfolio management
Jason Hans, CFA
Co-Portfolio Manager
Managed Fund since 2022
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since November 2023
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since November 2023
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	05/31/17	9.68	11.90	6.55	4.91
	Including sales charges		3.35	5.49	5.30	4.29
Advisor Class		01/31/08	9.77	12.14	6.81	5.17
Class C*	Excluding sales charges	01/26/22	9.19	10.93	5.73	4.12
	Including sales charges		8.19	9.93	5.73	4.12
Institutional Class*		01/26/22	9.73	12.14	6.81	5.17
Institutional 2 Class*		01/26/22	9.79	12.28	6.85	5.19
Institutional 3 Class*		01/26/22	9.78	12.27	6.86	5.20
Class R*		01/26/22	9.45	11.46	6.24	4.63
Russell 2000® Growth Index			10.21	14.18	6.50	7.33
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Portfolio breakdown (%) (at February 29, 2024)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	2.7
Consumer Discretionary	12.3
Consumer Staples	2.9
Energy	3.5
Financials	7.0
Health Care	24.4
Industrials	22.8
Information Technology	21.3
Materials	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,096.80	1,018.80	6.36	6.12	1.22
Advisor Class	1,000.00	1,000.00	1,097.70	1,019.94	5.16	4.97	0.99
Class C	1,000.00	1,000.00	1,091.90	1,014.97	10.35	9.97	1.99
Institutional Class	1,000.00	1,000.00	1,097.30	1,019.94	5.16	4.97	0.99
Institutional 2 Class	1,000.00	1,000.00	1,097.90	1,020.39	4.69	4.52	0.90
Institutional 3 Class	1,000.00	1,000.00	1,097.80	1,020.64	4.43	4.27	0.85
Class R	1,000.00	1,000.00	1,094.50	1,017.45	7.76	7.47	1.49
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 2.6%
Diversified Telecommunication Services 1.1%
Bandwidth, Inc., Class A(a)	27,107	556,778
Interactive Media & Services 0.9%
Shutterstock, Inc.	9,352	456,003
Media 0.6%
Integral Ad Science Holding Corp.(a)	27,160	281,378
Total Communication Services		1,294,159
Consumer Discretionary 12.1%
Automobile Components 2.3%
Dorman Products, Inc.(a)	5,396	508,411
Gentherm, Inc.(a)	5,837	331,892
Standard Motor Products, Inc.	9,321	296,035
Total		1,136,338
Diversified Consumer Services 2.4%
Coursera, Inc.(a)	12,991	208,765
Duolingo, Inc.(a)	4,031	963,409
Total		1,172,174
Hotels, Restaurants & Leisure 2.2%
Everi Holdings, Inc.(a)	24,645	292,290
Shake Shack, Inc., Class A(a)	7,358	782,302
Total		1,074,592
Household Durables 2.0%
M/I Homes, Inc.(a)	3,858	489,927
Skyline Champion Corp.(a)	5,836	488,999
Total		978,926
Specialty Retail 1.0%
Revolve Group, Inc.(a)	22,446	492,241
Textiles, Apparel & Luxury Goods 2.2%
Crocs, Inc.(a)	3,118	381,176
Kontoor Brands, Inc.	6,019	355,783
Movado Group, Inc.	11,511	330,481
Total		1,067,440
Total Consumer Discretionary		5,921,711
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.9%
Beverages 1.1%
Primo Water Corp.	33,673	545,839
Food Products 1.1%
Vital Farms, Inc.(a)	29,410	528,498
Personal Care Products 0.7%
Inter Parfums, Inc.	2,350	344,792
Total Consumer Staples		1,419,129
Energy 3.4%
Energy Equipment & Services 2.4%
ChampionX Corp.	15,132	470,000
DMC Global Inc(a)	16,408	273,685
Oceaneering International, Inc.(a)	23,419	462,760
Total		1,206,445
Oil, Gas & Consumable Fuels 1.0%
Riley Exploration Permian, Inc.	9,928	234,797
W&T Offshore, Inc.	82,460	249,029
Total		483,826
Total Energy		1,690,271
Financials 6.8%
Capital Markets 1.8%
Hamilton Lane, Inc., Class A	4,973	571,149
WisdomTree, Inc.	40,138	323,512
Total		894,661
Consumer Finance 1.3%
NerdWallet, Inc., Class A(a)	37,153	626,771
Financial Services 1.8%
Essent Group Ltd.	11,221	601,109
Remitly Global, Inc.(a)	13,552	279,442
Total		880,551
Insurance 1.9%
Goosehead Insurance, Inc., Class A(a)	6,309	477,276
Palomar Holdings, Inc.(a)	6,356	483,946
Total		961,222
Total Financials		3,363,205
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 24.0%
Biotechnology 10.7%
ACADIA Pharmaceuticals, Inc.(a)	13,961	324,454
Altimmune, Inc.(a)	9,213	111,477
Arcellx, Inc.(a)	3,262	214,705
Arcus Biosciences, Inc.(a)	4,575	87,520
Arcutis Biotherapeutics, Inc.(a)	11,550	118,734
Biohaven Ltd.(a)	5,109	245,947
Blueprint Medicines Corp.(a)	2,844	265,971
Cerevel Therapeutics Holdings, Inc.(a)	2,776	113,816
Cytokinetics, Inc.(a)	6,659	481,046
Dynavax Technologies Corp.(a)	17,412	220,610
Insmed, Inc.(a)	16,565	459,182
Intellia Therapeutics, Inc.(a)	2,674	85,889
Olema Pharmaceuticals, Inc.(a)	12,453	154,417
Recursion Pharmaceuticals, Inc., Class A(a)	10,842	145,933
Revolution Medicines, Inc.(a)	8,079	238,169
Sage Therapeutics, Inc.(a)	8,791	188,831
SpringWorks Therapeutics, Inc.(a)	7,847	386,543
Vaxcyte, Inc.(a)	7,917	584,433
Vera Therapeutics, Inc.(a)	2,080	97,926
Viking Therapeutics, Inc.(a)	9,758	751,854
Total		5,277,457
Health Care Equipment & Supplies 5.7%
Avanos Medical, Inc.(a)	12,064	224,028
AxoGen, Inc.(a)	36,944	390,129
Glaukos Corp.(a)	3,811	337,617
Inspire Medical Systems, Inc.(a)	1,540	275,722
LivaNova PLC(a)	6,925	379,559
Merit Medical Systems, Inc.(a)	8,320	633,984
Tactile Systems Technology, Inc.(a)	22,567	344,147
Treace Medical Concepts, Inc.(a)	17,167	230,724
Total		2,815,910
Health Care Providers & Services 2.7%
Option Care Health, Inc.(a)	14,990	483,727
PetIQ, Inc.(a)	24,899	453,411
RadNet, Inc.(a)	10,126	383,370
Total		1,320,508
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.0%
Evolent Health, Inc., Class A(a)	14,049	476,402
Health Catalyst, Inc.(a)	16,305	135,658
HealthStream, Inc.	13,491	368,034
Total		980,094
Pharmaceuticals 2.9%
Arvinas, Inc.(a)	3,541	162,815
Axsome Therapeutics, Inc.(a)	2,525	205,485
Cymabay Therapeutics, Inc.(a)	6,880	221,467
Intra-Cellular Therapies, Inc.(a)	9,070	630,547
Longboard Pharmaceuticals, Inc.(a)	2,957	65,586
Structure Therapeutics, Inc., ADR(a)	3,202	129,905
Total		1,415,805
Total Health Care		11,809,774
Industrials 22.4%
Aerospace & Defense 2.7%
Aerovironment, Inc.(a)	3,522	446,555
Astronics Corp.(a)	20,105	385,413
Kratos Defense & Security Solutions, Inc.(a)	27,397	499,721
Total		1,331,689
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A(a)	6,511	276,913
Building Products 1.3%
Gibraltar Industries, Inc.(a)	8,018	620,994
Commercial Services & Supplies 0.4%
HNI Corp.	4,110	184,169
Construction & Engineering 2.4%
MYR Group, Inc.(a)	3,676	597,203
Primoris Services Corp.	15,503	612,523
Total		1,209,726
Electrical Equipment 0.7%
Thermon(a)	13,623	371,772
Ground Transportation 1.0%
Marten Transport Ltd.	25,497	480,618
Machinery 6.9%
Alamo Group, Inc.	2,372	479,832
Albany International Corp., Class A	4,153	389,842
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Helios Technologies, Inc.	4,533	200,132
John Bean Technologies Corp.	3,321	337,015
Lindsay Corp.	2,027	241,841
Mueller Water Products, Inc., Class A	32,170	500,244
REV Group, Inc.	27,385	565,227
Tennant Co.	5,865	663,859
Total		3,377,992
Professional Services 4.3%
ExlService Holdings, Inc.(a)	14,082	438,232
ICF International, Inc.	4,132	639,840
Legalzoom.com, Inc.(a)	31,304	388,170
NV5 Global, Inc.(a)	3,126	317,945
Upwork, Inc.(a)	26,393	345,748
Total		2,129,935
Trading Companies & Distributors 2.1%
Applied Industrial Technologies, Inc.	2,488	472,446
DNOW, Inc.(a)	38,393	543,261
Total		1,015,707
Total Industrials		10,999,515
Information Technology 21.0%
Communications Equipment 0.6%
Calix, Inc.(a)	9,071	316,306
Electronic Equipment, Instruments & Components 3.7%
Advanced Energy Industries, Inc.	5,113	517,435
Itron, Inc.(a)	6,451	597,879
Rogers Corp.(a)	2,466	276,365
Sanmina Corp.(a)	6,569	415,161
Total		1,806,840
IT Services 1.7%
Grid Dynamics Holdings, Inc.(a)	27,068	365,147
Squarespace, Inc., Class A(a)	14,714	489,682
Total		854,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.6%
Formfactor, Inc.(a)	10,815	465,369
MaxLinear, Inc.(a)	12,433	241,697
NVE Corp.	3,869	323,410
Onto Innovation, Inc.(a)	4,555	838,849
Rambus, Inc.(a)	6,645	393,650
Total		2,262,975
Software 8.8%
Alkami Technology, Inc.(a)	22,164	552,992
Box, Inc., Class A(a)	11,450	295,295
CommVault Systems, Inc.(a)	6,597	631,399
Everbridge, Inc.(a)	10,968	310,065
LiveRamp Holdings, Inc.(a)	16,823	588,469
Mitek Systems, Inc.(a)	26,483	307,468
N-Able, Inc.(a)	25,692	346,071
SPS Commerce, Inc.(a)	2,076	384,392
Tenable Holdings, Inc.(a)	9,232	444,613
Workiva, Inc., Class A(a)	5,074	436,973
Total		4,297,737
Technology Hardware, Storage & Peripherals 1.6%
Super Micro Computer, Inc.(a)	897	776,910
Total Information Technology		10,315,597
Materials 3.0%
Chemicals 0.4%
Aspen Aerogels, Inc.(a)	10,071	173,020
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	14,398	614,938
Metals & Mining 1.4%
Materion Corp.	5,150	691,748
Total Materials		1,479,706
Total Common Stocks (Cost $37,564,118)		48,293,067

The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(b),(c)	181,915	181,879
Total Money Market Funds (Cost $181,828)		181,879
Total Investments in Securities (Cost: $37,745,946)		48,474,946
Other Assets & Liabilities, Net		669,625
Net Assets		49,144,571
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	489,052	4,108,506	(4,415,640)	(39)	181,879	207	14,044	181,915
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
9

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,294,159	—	—	1,294,159
Consumer Discretionary	5,921,711	—	—	5,921,711
Consumer Staples	1,419,129	—	—	1,419,129
Energy	1,690,271	—	—	1,690,271
Financials	3,363,205	—	—	3,363,205
Health Care	11,809,774	—	—	11,809,774
Industrials	10,999,515	—	—	10,999,515
Information Technology	10,315,597	—	—	10,315,597
Materials	1,479,706	—	—	1,479,706
Total Common Stocks	48,293,067	—	—	48,293,067
Money Market Funds	181,879	—	—	181,879
Total Investments in Securities	48,474,946	—	—	48,474,946
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $37,564,118)	$48,293,067
Affiliated issuers (cost $181,828)	181,879
Receivable for:
Investments sold	687,124
Capital shares sold	18,965
Dividends	11,931
Expense reimbursement due from Investment Manager	535
Prepaid expenses	1,233
Other assets	33,606
Total assets	49,228,340
Liabilities
Payable for:
Capital shares redeemed	49,050
Management services fees	1,137
Distribution and/or service fees	127
Transfer agent fees	7,580
Compensation of chief compliance officer	5
Accounting services fees	15,454
Compensation of board members	1,387
Deferred compensation of board members	9,029
Total liabilities	83,769
Net assets applicable to outstanding capital stock	$49,144,571
Represented by
Paid in capital	43,161,695
Total distributable earnings (loss)	5,982,876
Total - representing net assets applicable to outstanding capital stock	$49,144,571
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
11

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$20,271,338
Shares outstanding	1,528,974
Net asset value per share	$13.26
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.07
Advisor Class
Net assets	$3,713,302
Shares outstanding	254,387
Net asset value per share	$14.60
Class C
Net assets	$16,162
Shares outstanding	1,225
Net asset value per share	$13.19
Institutional Class
Net assets	$25,103,340
Shares outstanding	1,698,651
Net asset value per share	$14.78
Institutional 2 Class
Net assets	$21,361
Shares outstanding	1,443
Net asset value per share(a)	$14.81
Institutional 3 Class
Net assets	$16,554
Shares outstanding	1,117
Net asset value per share	$14.82
Class R
Net assets	$2,514
Shares outstanding	189
Net asset value per share(a)	$13.32

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$176,887
Dividends — affiliated issuers	14,044
Foreign taxes withheld	(428)
Total income	190,503
Expenses:
Management services fees	197,745
Distribution and/or service fees
Class A	22,453
Class C	63
Class R	6
Transfer agent fees
Class A	15,724
Advisor Class	2,811
Class C	10
Institutional Class	18,831
Institutional 2 Class	7
Institutional 3 Class	2
Class R	2
Custodian fees	1,791
Printing and postage fees	8,139
Registration fees	49,530
Accounting services fees	15,454
Legal fees	7,079
Compensation of chief compliance officer	5
Compensation of board members	5,764
Deferred compensation of board members	1,800
Other	5,478
Total expenses	352,694
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(100,039)
Expense reduction	(638)
Total net expenses	252,017
Net investment loss	(61,514)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	981,337
Investments — affiliated issuers	207
Net realized gain	981,544
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,163,174
Investments — affiliated issuers	(39)
Net change in unrealized appreciation (depreciation)	3,163,135
Net realized and unrealized gain	4,144,679
Net increase in net assets resulting from operations	$4,083,165
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment loss	$(61,514)	$(222,917)
Net realized gain (loss)	981,544	(742,951)
Net change in unrealized appreciation (depreciation)	3,163,135	5,700,532
Net increase in net assets resulting from operations	4,083,165	4,734,664
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(1,095,113)
Advisor Class	—	(171,886)
Class C	—	(2,213)
Institutional Class	—	(1,413,522)
Institutional 2 Class	—	(834)
Institutional 3 Class	—	(646)
Class R	—	(114)
Total distributions to shareholders	—	(2,684,328)
Decrease in net assets from capital stock activity	(10,411,265)	(6,918,081)
Total decrease in net assets	(6,328,100)	(4,867,745)
Net assets at beginning of period	55,472,671	60,340,416
Net assets at end of period	$49,144,571	$55,472,671
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	28,630	345,751	28,739	337,940
Distributions reinvested	—	—	98,419	1,085,560
Shares redeemed	(242,040)	(2,937,088)	(255,135)	(2,942,610)
Net decrease	(213,410)	(2,591,337)	(127,977)	(1,519,110)
Advisor Class
Shares sold	1,376	18,576	6,943	91,052
Distributions reinvested	—	—	14,045	170,229
Shares redeemed	(26,566)	(350,410)	(39,522)	(500,872)
Net decrease	(25,190)	(331,834)	(18,534)	(239,591)
Class C
Shares sold	547	6,290	1,412	16,058
Distributions reinvested	—	—	189	2,099
Shares redeemed	—	—	(3,680)	(45,358)
Net increase (decrease)	547	6,290	(2,079)	(27,201)
Institutional Class
Shares sold	74,277	988,485	279,155	3,584,998
Distributions reinvested	—	—	115,077	1,411,998
Shares redeemed	(650,413)	(8,482,869)	(789,827)	(10,130,447)
Net decrease	(576,136)	(7,494,384)	(395,595)	(5,133,451)
Institutional 2 Class
Distributions reinvested	—	—	60	730
Net increase	—	—	60	730
Institutional 3 Class
Distributions reinvested	—	—	44	542
Net increase	—	—	44	542
Total net decrease	(814,189)	(10,411,265)	(544,081)	(6,918,081)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$12.09	(0.02)	1.19	1.17	—	—
Year Ended 8/31/2023	$11.71	(0.06)	1.04	0.98	(0.60)	(0.60)
Year Ended 8/31/2022(e)	$23.20	(0.12)	(4.08)	(4.20)	(7.29)	(7.29)
Year Ended 8/31/2021(g)	$16.64	(0.19)	7.48	7.29	(0.73)	(0.73)
Year Ended 8/31/2020	$15.32	(0.07)	1.69	1.62	(0.30)	(0.30)
Year Ended 8/31/2019	$21.60	(0.02)	(3.51)	(3.53)	(2.75)	(2.75)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$13.30	(0.01)	1.31	1.30	—	—
Year Ended 8/31/2023	$12.79	(0.04)	1.15	1.11	(0.60)	(0.60)
Year Ended 8/31/2022(e)	$24.59	(0.10)	(4.41)	(4.51)	(7.29)	(7.29)
Year Ended 8/31/2021(g)	$17.55	(0.14)	7.91	7.77	(0.73)	(0.73)
Year Ended 8/31/2020	$16.10	(0.03)	1.78	1.75	(0.30)	(0.30)
Year Ended 8/31/2019	$22.48	0.01	(3.64)	(3.63)	(2.75)	(2.75)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$12.08	(0.06)	1.17	1.11	—	—
Year Ended 8/31/2023	$11.79	(0.15)	1.04	0.89	(0.60)	(0.60)
Year Ended 8/31/2022(h)	$13.25	(0.11)	(1.35)	(1.46)	—	—
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$13.47	(0.01)	1.32	1.31	—	—
Year Ended 8/31/2023	$12.94	(0.04)	1.17	1.13	(0.60)	(0.60)
Year Ended 8/31/2022(h)	$14.46	(0.04)	(1.48)	(1.52)	—	—
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.49	(0.00)(i)	1.32	1.32	—	—
Year Ended 8/31/2023	$12.95	(0.03)	1.17	1.14	(0.60)	(0.60)
Year Ended 8/31/2022(h)	$14.46	(0.03)	(1.48)	(1.51)	—	—
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.50	(0.00)(i)	1.32	1.32	—	—
Year Ended 8/31/2023	$12.95	(0.02)	1.17	1.15	(0.60)	(0.60)
Year Ended 8/31/2022(h)	$14.46	(0.03)	(1.48)	(1.51)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$13.26	9.68%	1.66%	1.22% (d)	(0.40% )	24%	$20,271
Year Ended 8/31/2023	$12.09	8.89%	1.65%	1.19% (d)	(0.52% )	58%	$21,070
Year Ended 8/31/2022(e)	$11.71	(24.43% )	1.60% (f)	1.22% (f)	(0.78% )	54%	$21,895
Year Ended 8/31/2021(g)	$23.20	44.85%	1.35%	1.24%	(0.86% )	62%	$33,873
Year Ended 8/31/2020	$16.64	10.60%	1.34%	1.24%	(0.46% )	70%	$27,152
Year Ended 8/31/2019	$15.32	(16.12% )	1.30%	1.24%	(0.54% )	61%	$31,378
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$14.60	9.77%	1.43%	0.99% (d)	(0.17% )	24%	$3,713
Year Ended 8/31/2023	$13.30	9.16%	1.45%	0.99% (d)	(0.32% )	58%	$3,719
Year Ended 8/31/2022(e)	$12.79	(24.27% )	1.39% (f)	0.98% (f)	(0.51% )	54%	$3,813
Year Ended 8/31/2021(g)	$24.59	45.27%	1.10%	0.99%	(0.61% )	62%	$88,609
Year Ended 8/31/2020	$17.55	10.89%	1.09%	0.99%	(0.22% )	70%	$69,926
Year Ended 8/31/2019	$16.10	(15.92% )	1.05%	0.99%	(0.29% )	61%	$68,226
Class C
Six Months Ended 2/29/2024 (Unaudited)	$13.19	9.19%	2.44%	1.99% (d)	(1.10% )	24%	$16
Year Ended 8/31/2023	$12.08	8.03%	2.49%	1.98% (d)	(1.33% )	58%	$8
Year Ended 8/31/2022(h)	$11.79	(11.02% )	2.45%	1.98%	(1.55% )	54%	$33
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$14.78	9.73%	1.42%	0.99% (d)	(0.17% )	24%	$25,103
Year Ended 8/31/2023	$13.47	9.21%	1.46%	0.99% (d)	(0.32% )	58%	$30,639
Year Ended 8/31/2022(h)	$12.94	(10.51% )	1.45%	0.98%	(0.58% )	54%	$34,566
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$14.81	9.79%	1.34%	0.90%	(0.06% )	24%	$21
Year Ended 8/31/2023	$13.49	9.28%	1.37%	0.90%	(0.23% )	58%	$19
Year Ended 8/31/2022(h)	$12.95	(10.44% )	1.37%	0.90%	(0.44% )	54%	$18
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$14.82	9.78%	1.28%	0.85%	(0.01% )	24%	$17
Year Ended 8/31/2023	$13.50	9.36%	1.31%	0.85%	(0.18% )	58%	$15
Year Ended 8/31/2022(h)	$12.95	(10.44% )	1.32%	0.85%	(0.40% )	54%	$14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/29/2024 (Unaudited)	$12.17	(0.04)	1.19	1.15	—	—
Year Ended 8/31/2023	$11.82	(0.10)	1.05	0.95	(0.60)	(0.60)
Year Ended 8/31/2022(h)	$13.25	(0.08)	(1.35)	(1.43)	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Redemption fees consisted of per share amounts less than $0.01.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
(i)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$13.32	9.45%	1.92%	1.49% (d)	(0.68% )	24%	$3
Year Ended 8/31/2023	$12.17	8.53%	1.95%	1.52% (d)	(0.89% )	58%	$2
Year Ended 8/31/2022(h)	$11.82	(10.79% )	1.95%	1.48%	(1.08% )	54%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Integrated Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund were liquidated. For federal tax purposes, these liquidations were treated as redemptions of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
20
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
22
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.85% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.16
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $638.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	66
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	1.24%	1.27%
Advisor Class	0.99	1.02
Class C	1.99	2.02
Institutional Class	0.99	1.02
Institutional 2 Class	0.90	0.90
Institutional 3 Class	0.85	0.85
Class R	1.49	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
24
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
37,746,000	12,826,000	(2,097,000)	10,729,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,952,244)	(281,940)	(5,234,184)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2023 as arising on September 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
160,633	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,060,152 and $21,800,959, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Health care sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
26
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Industrials sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, one unaffiliated shareholder of record owned 54.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 ("the Dismissal Date"), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
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Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Integrated Small Cap Growth Fund  | Semiannual Report 2024
29

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Columbia Integrated Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR318_08_P01_(04/24)

Columbia Pyrford International Stock Fund
Semiannual Report
February 29, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Pyrford International Stock Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Pyrford International Stock Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.

Portfolio management
Pyrford International Ltd
Tony Cousins, CFA
Paul Simons, CFA
Daniel McDonagh, CFA
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 29, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	05/27/14	5.09	10.11	5.23	3.57
	Including sales charges		-0.96	3.78	3.99	2.95
Advisor Class		12/29/11	5.25	10.41	5.48	3.83
Class C*	Excluding sales charges	12/15/21	4.76	9.28	4.43	2.80
	Including sales charges		3.76	8.28	4.43	2.80
Institutional Class*		12/15/21	5.24	10.45	5.50	3.84
Institutional 2 Class*		12/15/21	5.26	10.47	5.53	3.85
Institutional 3 Class*		05/27/14	5.27	10.50	5.63	3.97
Class R*		12/15/21	4.96	9.80	4.95	3.31
MSCI EAFE Index (Net)			9.23	14.41	6.77	4.39
MSCI ACWI ex USA Index (Net)			7.90	12.51	5.44	3.96
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
The MSCI ACWI ex USA Index (Net) captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI ACWI ex USA Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at February 29, 2024)
Communication Services	9.9
Consumer Discretionary	3.1
Consumer Staples	14.3
Energy	4.0
Financials	13.5
Health Care	10.9
Industrials	25.3
Information Technology	7.8
Materials	7.1
Utilities	4.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at February 29, 2024)
Australia	10.3
Finland	2.7
France	7.4
Germany	10.5
Hong Kong	4.8
Indonesia	2.9
Japan	13.5
Malaysia	3.0
Netherlands	3.4
Norway	2.0
Singapore	6.9
Sweden	2.6
Switzerland	8.0
Taiwan	3.0
United Kingdom	14.9
United States(a)	4.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2023 — February 29, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.90	1,019.29	5.71	5.62	1.12
Advisor Class	1,000.00	1,000.00	1,052.50	1,020.54	4.44	4.37	0.87
Class C	1,000.00	1,000.00	1,047.60	1,015.42	9.67	9.52	1.90
Institutional Class	1,000.00	1,000.00	1,052.40	1,020.54	4.44	4.37	0.87
Institutional 2 Class	1,000.00	1,000.00	1,052.60	1,020.89	4.08	4.02	0.80
Institutional 3 Class	1,000.00	1,000.00	1,052.70	1,021.08	3.88	3.82	0.76
Class R	1,000.00	1,000.00	1,049.60	1,017.95	7.08	6.97	1.39
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may waive fees and/or reimburse certain expenses of the Fund so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not waived fees and/or reimbursed the expenses of the Fund during the six months ended February 29, 2024, the annualized expense ratio would have been 0.85% for Institutional 2 Class. The actual expenses paid would have been $4.34 for Institutional 2 Class; the hypothetical expenses paid would have been $4.27 for Institutional 2 Class.
Other share classes may have had expense waiver/reimbursement changes; however, the changes were not considered material.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
5

Portfolio of Investments
February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.5%
Issuer	Shares	Value ($)
Australia 10.2%
Brambles Ltd.	992,355	9,743,925
Computershare Ltd.	446,229	7,541,277
Endeavour Group Ltd.	889,342	3,183,739
QBE Insurance Group Ltd.	587,241	6,609,389
Rio Tinto Ltd.	47,993	3,864,825
Woodside Energy Group Ltd.	284,544	5,613,712
Woolworths Group Ltd.	307,138	6,519,801
Total		43,076,668
Finland 2.7%
KONE OYJ, Class B	84,699	4,146,984
Sampo OYJ, Class A	158,951	7,112,552
Total		11,259,536
France 7.3%
Air Liquide SA	42,276	8,592,716
Bureau Veritas A	189,589	5,508,813
Legrand SA	59,380	6,014,084
Rubis SCA	131,910	3,469,163
Sanofi SA	75,833	7,227,994
Total		30,812,770
Germany 8.7%
Brenntag SE	80,337	7,335,124
DHL Group	145,792	6,769,713
Fielmann Group AG	60,585	2,869,939
GEA Group AG	105,821	4,268,449
Merck KGaA	26,390	4,490,179
Nemetschek SE	35,186	3,370,774
SAP SE	40,168	7,527,219
Total		36,631,397
Hong Kong 4.8%
AIA Group Ltd.	733,400	5,912,075
ASMPT Ltd.	301,370	3,696,163
Power Assets Holdings Ltd.	953,069	5,719,512
VTech Holdings Ltd.	821,700	4,746,605
Total		20,074,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.9%
PT Bank Rakyat Indonesia Persero Tbk	15,636,200	6,093,177
PT Telekomunikasi Indonesia Persero Tbk	24,201,100	6,169,088
Total		12,262,265
Japan 13.4%
ABC-Mart, Inc.	327,500	5,615,896
Japan Tobacco, Inc.	411,668	10,693,695
KDDI Corp.	296,500	8,963,725
Mitsubishi Electric Corp.	583,900	9,300,353
Nabtesco Corp.	349,000	5,796,558
Nihon Kohden Corp.	242,400	6,718,213
Nissan Chemical Industries Ltd.	81,600	3,413,074
Sumitomo Rubber Industries Ltd.	304,000	3,543,806
Toyota Tsusho Corp.	39,500	2,558,947
Total		56,604,267
Malaysia 2.9%
Axiata Group Bhd	4,163,400	2,440,543
Malayan Banking Bhd	3,987,300	8,010,931
Telekom Malaysia Bhd	1,493,500	1,905,045
Total		12,356,519
Netherlands 3.4%
Koninklijke Philips NV	139,598	2,812,519
Koninklijke Vopak NV	91,069	3,386,935
Shell PLC	124,868	3,862,147
Wolters Kluwer NV	26,595	4,199,880
Total		14,261,481
Norway 2.0%
Telenor ASA	751,999	8,227,080
Singapore 6.8%
ComfortDelGro Corp., Ltd.	3,567,600	3,584,375
Singapore Technologies Engineering Ltd.	1,668,700	4,940,473
Singapore Telecommunications Ltd.	3,281,707	5,727,609
United Overseas Bank Ltd.	469,302	9,765,523
Venture Corp., Ltd.	447,500	4,664,007
Total		28,681,987
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.5%
ASSA ABLOY AB, Class B	121,998	3,482,373
Atlas Copco AB, Class A	199,220	3,460,879
Essity AB, Class B	160,899	3,751,532
Total		10,694,784
Switzerland 8.0%
Geberit AG	4,167	2,422,649
Givaudan SA	599	2,513,369
Nestlé SA, Registered Shares	94,355	9,786,237
Novartis AG, Registered Shares	86,905	8,768,504
Schindler Holding AG	8,581	2,260,908
SGS SA, Registered Shares	29,625	2,844,651
Zurich Insurance Group AG	9,201	4,895,212
Total		33,491,530
Taiwan 3.0%
Advantech Co., Ltd.	227,675	2,809,953
Chunghwa Telecom Co., Ltd.	1,086,000	4,137,294
Merida Industry Co., Ltd.	89,000	588,109
Taiwan Semiconductor Manufacturing Co., Ltd.	233,000	5,106,084
Total		12,641,440
United Kingdom 14.8%
BP PLC	614,674	3,571,300
British American Tobacco PLC	217,388	6,458,908
Bunzl PLC	110,366	4,399,103
Croda International PLC	60,802	3,665,571
GSK PLC	277,166	5,797,886
IMI PLC	137,186	3,011,196
Common Stocks (continued)
Issuer	Shares	Value ($)
Imperial Brands PLC	205,492	4,426,771
Legal & General Group PLC	2,249,593	6,897,361
National Grid PLC	563,481	7,373,159
Reckitt Benckiser Group PLC	85,931	5,429,372
Unilever PLC	165,159	8,084,259
Vodafone Group PLC	3,561,929	3,128,832
Total		62,243,718
United States 2.1%
Roche Holding AG, Genusschein Shares	33,993	8,887,852
Total Common Stocks (Cost $322,083,366)		402,207,649

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.7%
FUCHS SE	168,235	7,168,122
Total Preferred Stocks (Cost $5,330,364)		7,168,122

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(a),(b)	8,327,877	8,326,212
Total Money Market Funds (Cost $8,326,210)		8,326,212
Total Investments in Securities (Cost $335,739,940)		417,701,983
Other Assets & Liabilities, Net		3,174,433
Net Assets		$420,876,416
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	4,714,786	45,804,528	(42,192,632)	(470)	8,326,212	164	146,170	8,327,877
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 29, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	43,076,668	—	43,076,668
Finland	—	11,259,536	—	11,259,536
France	—	30,812,770	—	30,812,770
Germany	—	36,631,397	—	36,631,397
Hong Kong	—	20,074,355	—	20,074,355
Indonesia	—	12,262,265	—	12,262,265
Japan	—	56,604,267	—	56,604,267
Malaysia	—	12,356,519	—	12,356,519
Netherlands	—	14,261,481	—	14,261,481
Norway	—	8,227,080	—	8,227,080
Singapore	—	28,681,987	—	28,681,987
Sweden	—	10,694,784	—	10,694,784
Switzerland	—	33,491,530	—	33,491,530
Taiwan	—	12,641,440	—	12,641,440
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
February 29, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	—	62,243,718	—	62,243,718
United States	—	8,887,852	—	8,887,852
Total Common Stocks	—	402,207,649	—	402,207,649
Preferred Stocks
Germany	—	7,168,122	—	7,168,122
Total Preferred Stocks	—	7,168,122	—	7,168,122
Money Market Funds	8,326,212	—	—	8,326,212
Total Investments in Securities	8,326,212	409,375,771	—	417,701,983
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities
February 29, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $327,413,730)	$409,375,771
Affiliated issuers (cost $8,326,210)	8,326,212
Foreign currency (cost $8)	7
Receivable for:
Investments sold	472,838
Capital shares sold	5,499
Dividends	1,030,078
Foreign tax reclaims	3,229,856
Expense reimbursement due from Investment Manager	1,684
Prepaid expenses	1,737
Other assets	35,130
Total assets	422,478,812
Liabilities
Payable for:
Investments purchased	1,512,683
Capital shares redeemed	15,986
Management services fees	9,929
Distribution and/or service fees	10
Transfer agent fees	28,483
Compensation of chief compliance officer	41
Compensation of board members	1,975
Other expenses	18,966
Deferred compensation of board members	14,323
Total liabilities	1,602,396
Net assets applicable to outstanding capital stock	$420,876,416
Represented by
Paid in capital	341,411,709
Total distributable earnings (loss)	79,464,707
Total - representing net assets applicable to outstanding capital stock	$420,876,416
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
February 29, 2024 (Unaudited)
Class A
Net assets	$1,461,996
Shares outstanding	102,441
Net asset value per share	$14.27
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.14
Advisor Class
Net assets	$266,799,906
Shares outstanding	19,193,519
Net asset value per share	$13.90
Class C
Net assets	$2,439
Shares outstanding	173
Net asset value per share(a)	$14.07
Institutional Class
Net assets	$2,903,702
Shares outstanding	211,401
Net asset value per share	$13.74
Institutional 2 Class
Net assets	$32,158,163
Shares outstanding	2,342,633
Net asset value per share	$13.73
Institutional 3 Class
Net assets	$117,547,768
Shares outstanding	8,451,407
Net asset value per share	$13.91
Class R
Net assets	$2,442
Shares outstanding	173
Net asset value per share(a)	$14.08

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
11

Statement of Operations
Six Months Ended February 29, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,036,961
Dividends — affiliated issuers	146,170
Foreign taxes withheld	(169,480)
Total income	4,013,651
Expenses:
Management services fees	1,835,740
Distribution and/or service fees
Class A	2,210
Class C	12
Class R	6
Transfer agent fees
Class A	1,004
Advisor Class	156,799
Class C	2
Institutional Class	1,688
Institutional 2 Class	6,455
Institutional 3 Class	3,567
Class R	2
Custodian fees	34,825
Printing and postage fees	5,960
Registration fees	51,407
Accounting services fees	24,698
Legal fees	9,756
Interest on interfund lending	4,246
Compensation of chief compliance officer	41
Compensation of board members	8,034
Deferred compensation of board members	2,596
Other	10,715
Total expenses	2,159,763
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(386,477)
Fees waived by transfer agent
Institutional 3 Class	(1,208)
Expense reduction	(153)
Total net expenses	1,771,925
Net investment income	2,241,726
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,147,966
Investments — affiliated issuers	164
Foreign currency translations	3,487
Net realized gain	6,151,617
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,177,918
Investments — affiliated issuers	(470)
Foreign currency translations	(100,364)
Net change in unrealized appreciation (depreciation)	12,077,084
Net realized and unrealized gain	18,228,701
Net increase in net assets resulting from operations	$20,470,427
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income	$2,241,726	$14,115,419
Net realized gain	6,151,617	12,807,059
Net change in unrealized appreciation (depreciation)	12,077,084	37,618,815
Net increase in net assets resulting from operations	20,470,427	64,541,293
Distributions to shareholders
Net investment income and net realized gains
Class A	(90,576)	(59,933)
Advisor Class	(14,334,471)	(11,579,584)
Class C	(104)	(59)
Institutional Class	(159,835)	(101,501)
Institutional 2 Class	(1,110,788)	(1,534,697)
Institutional 3 Class	(6,442,071)	(3,891,976)
Class R	(116)	(70)
Total distributions to shareholders	(22,137,961)	(17,167,820)
Decrease in net assets from capital stock activity	(29,153,278)	(72,719,878)
Total decrease in net assets	(30,820,812)	(25,346,405)
Net assets at beginning of period	451,697,228	477,043,633
Net assets at end of period	$420,876,416	$451,697,228
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
13

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 29, 2024 (Unaudited)		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	6,921	98,527	25,281	347,457
Distributions reinvested	6,379	89,688	4,527	59,252
Shares redeemed	(54,561)	(770,535)	(17,063)	(230,242)
Net increase (decrease)	(41,261)	(582,320)	12,745	176,467
Advisor Class
Shares sold	293,140	4,106,599	252,082	3,266,002
Distributions reinvested	918,197	12,560,943	814,016	10,386,839
Shares redeemed	(2,497,786)	(33,990,183)	(6,407,774)	(85,584,836)
Net decrease	(1,286,449)	(17,322,641)	(5,341,676)	(71,931,995)
Institutional Class
Shares sold	5,038	69,052	170,036	2,128,730
Distributions reinvested	11,812	159,703	8,042	101,417
Shares redeemed	(25,445)	(345,351)	(59,006)	(779,518)
Net increase (decrease)	(8,595)	(116,596)	119,072	1,450,629
Institutional 2 Class
Shares sold	985,933	13,424,577	322,802	4,321,432
Distributions reinvested	82,210	1,110,654	121,794	1,534,610
Shares redeemed	(1,261,172)	(17,083,605)	(1,095,181)	(14,634,248)
Net decrease	(193,029)	(2,548,374)	(650,585)	(8,778,206)
Institutional 3 Class
Shares sold	344,087	4,784,368	2,285,545	30,829,967
Distributions reinvested	469,813	6,431,735	300,337	3,832,298
Shares redeemed	(1,444,978)	(19,799,450)	(2,191,297)	(28,299,038)
Net increase (decrease)	(631,078)	(8,583,347)	394,585	6,363,227
Total net decrease	(2,160,412)	(29,153,278)	(5,465,859)	(72,719,878)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Pyrford International Stock Fund  | Semiannual Report 2024
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/29/2024 (Unaudited)	$14.26	0.06	0.65	0.71	(0.41)	(0.29)	(0.70)
Year Ended 8/31/2023	$12.88	0.39	1.43	1.82	(0.44)	—	(0.44)
Year Ended 8/31/2022	$15.58	0.36	(2.61)	(2.25)	(0.36)	(0.09)	(0.45)
Year Ended 8/31/2021(f),(g)	$13.56	0.37	1.89	2.26	(0.24)	—	(0.24)
Year Ended 8/31/2020(f),(g)	$13.08	0.26	0.54	0.80	(0.32)	—	(0.32)
Year Ended 8/31/2019(g)	$13.43	0.32	(0.34)	(0.02)	(0.33)	—	(0.33)
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$13.92	0.07	0.65	0.72	(0.45)	(0.29)	(0.74)
Year Ended 8/31/2023	$12.58	0.39	1.42	1.81	(0.47)	—	(0.47)
Year Ended 8/31/2022	$15.24	0.37	(2.55)	(2.18)	(0.39)	(0.09)	(0.48)
Year Ended 8/31/2021(f),(g)	$13.29	0.40	1.85	2.25	(0.30)	—	(0.30)
Year Ended 8/31/2020(f),(g)	$12.84	0.31	0.51	0.82	(0.37)	—	(0.37)
Year Ended 8/31/2019(g)	$13.18	0.33	(0.33)	0.00 (h)	(0.34)	—	(0.34)
Class C
Six Months Ended 2/29/2024 (Unaudited)	$14.01	(0.00)(h)	0.66	0.66	(0.31)	(0.29)	(0.60)
Year Ended 8/31/2023	$12.67	0.27	1.41	1.68	(0.34)	—	(0.34)
Year Ended 8/31/2022(i)	$14.42	0.24	(1.99)	(1.75)	—	—	—
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$13.77	0.07	0.64	0.71	(0.45)	(0.29)	(0.74)
Year Ended 8/31/2023	$12.45	0.39	1.40	1.79	(0.47)	—	(0.47)
Year Ended 8/31/2022(i)	$14.07	0.27	(1.89)	(1.62)	—	—	—
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.77	0.08	0.63	0.71	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.45	0.40	1.41	1.81	(0.49)	—	(0.49)
Year Ended 8/31/2022(i)	$14.07	0.28	(1.90)	(1.62)	—	—	—
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.94	0.08	0.64	0.72	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.60	0.42	1.41	1.83	(0.49)	—	(0.49)
Year Ended 8/31/2022(g)	$15.26	0.39	(2.55)	(2.16)	(0.41)	(0.09)	(0.50)
Year Ended 8/31/2021(f),(g)	$13.31	0.43	1.84	2.27	(0.32)	—	(0.32)
Year Ended 8/31/2020(f),(g)	$12.86	0.34	0.50	0.84	(0.39)	—	(0.39)
Year Ended 8/31/2019(g)	$13.20	0.34	(0.31)	0.03	(0.37)	—	(0.37)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/29/2024 (Unaudited)	$14.27	5.09%	1.30% (d)	1.12% (d),(e)	0.85%	6%	$1,462
Year Ended 8/31/2023	$14.26	14.42%	1.28% (d)	1.09% (d),(e)	2.81%	7%	$2,049
Year Ended 8/31/2022	$12.88	(14.81% )	1.29% (d)	1.12% (d)	2.51%	17%	$1,686
Year Ended 8/31/2021(f),(g)	$15.58	16.83%	1.20%	1.19%	2.54%	13%	$1,986
Year Ended 8/31/2020(f),(g)	$13.56	6.11%	1.20%	1.19%	1.95%	28%	$1,816
Year Ended 8/31/2019(g)	$13.08	0.04%	1.21%	1.19%	2.32%	16%	$4,621
Advisor Class
Six Months Ended 2/29/2024 (Unaudited)	$13.90	5.25%	1.05% (d)	0.87% (d),(e)	1.02%	6%	$266,800
Year Ended 8/31/2023	$13.92	14.73%	1.03% (d)	0.84% (d),(e)	2.93%	7%	$285,141
Year Ended 8/31/2022	$12.58	(14.68% )	1.04% (d)	0.88% (d)	2.65%	17%	$324,963
Year Ended 8/31/2021(f),(g)	$15.24	17.18%	0.95%	0.94%	2.78%	13%	$486,673
Year Ended 8/31/2020(f),(g)	$13.29	6.38%	0.95%	0.94%	2.40%	28%	$463,023
Year Ended 8/31/2019(g)	$12.84	0.25%	0.96%	0.94%	2.71%	16%	$486,114
Class C
Six Months Ended 2/29/2024 (Unaudited)	$14.07	4.76%	2.07% (d)	1.90% (d),(e)	(0.01% )	6%	$2
Year Ended 8/31/2023	$14.01	13.48%	2.03% (d)	1.84% (d),(e)	2.04%	7%	$2
Year Ended 8/31/2022(i)	$12.67	(12.14% )	2.03% (d)	1.85% (d)	2.36%	17%	$2
Institutional Class
Six Months Ended 2/29/2024 (Unaudited)	$13.74	5.24%	1.05% (d)	0.87% (d),(e)	1.03%	6%	$2,904
Year Ended 8/31/2023	$13.77	14.75%	1.03% (d)	0.84% (d),(e)	2.97%	7%	$3,028
Year Ended 8/31/2022(i)	$12.45	(11.51% )	1.03% (d)	0.85% (d)	3.00%	17%	$1,256
Institutional 2 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.73	5.26%	0.98% (d)	0.80% (d)	1.11%	6%	$32,158
Year Ended 8/31/2023	$13.77	14.87%	0.94% (d)	0.75% (d)	3.02%	7%	$34,905
Year Ended 8/31/2022(i)	$12.45	(11.51% )	0.92% (d)	0.75% (d)	3.12%	17%	$39,674
Institutional 3 Class
Six Months Ended 2/29/2024 (Unaudited)	$13.91	5.27%	0.94% (d)	0.76% (d)	1.12%	6%	$117,548
Year Ended 8/31/2023	$13.94	14.86%	0.94% (d)	0.75% (d)	3.17%	7%	$126,568
Year Ended 8/31/2022(g)	$12.60	(14.53% )	0.88% (d)	0.75% (d)	2.74%	17%	$109,460
Year Ended 8/31/2021(f),(g)	$15.26	17.31%	0.80%	0.79%	2.99%	13%	$272,505
Year Ended 8/31/2020(f),(g)	$13.31	6.54%	0.80%	0.79%	2.65%	28%	$230,148
Year Ended 8/31/2019(g)	$12.86	0.44%	0.81%	0.79%	2.86%	16%	$163,829
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/29/2024 (Unaudited)	$14.06	0.03	0.66	0.69	(0.38)	(0.29)	(0.67)
Year Ended 8/31/2023	$12.71	0.34	1.42	1.76	(0.41)	—	(0.41)
Year Ended 8/31/2022(i)	$14.42	0.29	(2.00)	(1.71)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on December 10, 2021.

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income (loss) per share calculated using the average shares method.
(g)	Redemption fees consisted of per share amounts less than $0.01.
(h)	Rounds to zero.
(i)	Class C, Institutional Class, Institutional 2 Class and Class R shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/29/2024 (Unaudited)	$14.08	4.96%	1.56% (d)	1.39% (d),(e)	0.50%	6%	$2
Year Ended 8/31/2023	$14.06	14.10%	1.53% (d)	1.34% (d),(e)	2.54%	7%	$2
Year Ended 8/31/2022(i)	$12.71	(11.86% )	1.53% (d)	1.35% (d)	2.87%	17%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
19

Notes to Financial Statements
February 29, 2024 (Unaudited)
Note 1. Organization
Columbia Pyrford International Stock Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s
22
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 29, 2024 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Pyrford International Ltd (Pyrford) to serve as the subadviser to the Fund. Pyrford is an affiliate of the Investment Manager. The Investment Manager compensates Pyrford to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective January 1, 2024 through December 31, 2024, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
For the six months ended February 29, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.15
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 29, 2024, these minimum account balance fees reduced total expenses of the Fund by $153.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 29, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	4,878
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024	Prior to January 1, 2024
Class A	1.15%	1.17%
Advisor Class	0.90	0.92
Class C	1.90	1.92
Institutional Class	0.90	0.92
Institutional 2 Class	0.85	0.81
Institutional 3 Class	0.79	0.75
Class R	1.40	1.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective January 1, 2024 through December 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 29, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
335,740,000	106,938,000	(24,976,000)	81,962,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $23,968,832 and $74,119,885, respectively, for the six months ended February 29, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 29, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,610,000	5.86	10
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 29, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
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Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended February 29, 2024.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
27

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
Industrials sector risk
The Fund may be vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 29, 2024, one unaffiliated shareholder of record owned 20.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
28
Columbia Pyrford International Stock Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
February 29, 2024 (Unaudited)
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 ("the Dismissal Date"), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Pyrford International Stock Fund  | Semiannual Report 2024
29

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Columbia Pyrford International Stock Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR319_08_P01_(04/24)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Treasurer,
Chief Accounting Officer, Principal Financial Officer and Senior Vice President

Date	April 22, 2024